UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM SHORT DURATION HIGH YIELD

INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim. com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. ©2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration High Yield Income Fund

April 15, 2022

PGIM Short Duration High Yield Income Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22	Average Annual Total Returns as of 2/28/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception(%)

Class A	-1.08	-0.32	4.07	3.95 (10/26/2012)

Class C	-1.34	0.24	3.77	3.43 (10/26/2012)

Class Z	-0.84	2.35	4.81	4.48 (10/26/2012)

Class R6	-0.82	2.40	4.86	4.67 (10/27/2014)

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index

	-1.10	1.87	4.44	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)
	Class A, Class C, Class Z	Class R6
	(10/26/2012)	(10/27/2014)

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	4.59	4.19

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg US High Yield Ba/B Rated 1–5 Year 1% Capped Index (the Index) represents the performance of US short duration, higher-rated high yield bonds.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration High Yield Income Fund 5

Your Fund’s Performance  (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	0.1

BBB	3.5

BB	45.3

B	41.6

CCC	4.9

Not Rated	2.2

Cash/Cash Equivalents	2.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.20	3.88	3.83

Class C	0.17	3.21	3.17

Class Z	0.21	4.21	4.16

Class R6	0.22	4.28	4.27

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration High Yield Income Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration High Yield Income Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 989.20	1.00%	$4.93
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class C	Actual	$1,000.00	$ 986.60	1.75%	$8.62
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class Z	Actual	$1,000.00	$ 991.60	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R6	Actual	$1,000.00	$ 991.80	0.70%	$3.46
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.3%

ASSET-BACKED SECURITY 0.2%

Collateralized Loan Obligation

Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%) (cost $7,500,000)	1.449%(c)	10/15/32	7,500	$7,496,850

BANK LOANS 9.3%

Airlines 0.6%

United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	28,800	28,607,903

Chemicals 1.0%

Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	03/18/28	11,676	11,603,348
Diamond BC BV, Term Loan B, 1 Month LIBOR + 3.000%	3.500(c)	09/29/28	12,600	12,395,250
LSF11 A5 HoldCo LLC, Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	10,910	10,773,625
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.102(c)	10/01/25	10,741	10,598,726
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	3.209(c)	08/08/24	9,425	9,212,461

				54,583,410

Commercial Services 0.7%

Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	7,164	7,116,238
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.000%	2.500(c)	12/01/28	13,870	13,707,617
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.105(c)	08/27/25	17,873	17,820,902

				38,644,757

Computers 0.5%

McAfee LLC, Term B USD Loan, 3 Month LIBOR + 2.750%	6.000(c)	09/30/24	27,063	27,002,491

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Electric 0.1%

Heritage Power LLC, Term Loan B, 1 - 6 Month LIBOR + 6.000%	7.000%(c)	07/30/26	10,637	$6,983,330

Electronics 0.3%

II-VI, Inc., Term Loan	— (p)	12/08/28	14,775	14,618,016

Entertainment 0.4%

Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	9,955	9,905,491
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.959(c)	08/14/24	8,447	8,388,430

				18,293,921

Healthcare-Services 0.3%

LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.959(c)	11/16/25	16,066	15,873,970

Insurance 0.0%

Asurion LLC, New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.459(c)	07/31/27	2,059	2,019,793

Media 0.0%

Diamond Sports Group LLC, Term Loan, PRIME + 2.250%	5.500(c)	08/24/26	1,558	580,372

Oil & Gas 0.5%

Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	21,327	22,793,231
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%	8.000(c)	08/01/23	3,430	3,373,020

				26,166,251

Packaging & Containers 0.4%

Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.250(c)	10/17/24	14,407	14,306,577

See Notes to Financial Statements.
10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., (cont’d.)
Tranche B-3 DDTL Commitments, 2 - 3 Month LIBOR + 4.000%	4.500%(c)	09/15/28	333	$330,887
Tranche B-3 Initial Term Loans, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	3,735	3,711,243

				18,348,707

Pharmaceuticals 0.5%

Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	18,813	18,695,455
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	6,064	6,030,903

				24,726,358

Retail 0.2%

LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	12/17/27	8,706	8,555,683
White Cap Buyer LLC, Initial Closing Date Term Loan, SOFR + 3.750%	4.250(c)	10/19/27	3,970	3,936,352

				12,492,035

Software 1.8%

Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.974(c)	10/02/25	18,899	18,660,650
Second Lien Incremental Term Loan, 3 Month LIBOR + 5.500%	6.000(c)	02/27/26	1,125	1,120,078
Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	2,945	2,923,161
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.459(c)	02/06/26	9,902	9,790,509
Finastra USA, Inc., First Lien Dollar Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	26,618	26,216,144
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	5,049	5,036,378
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	2,903	2,814,934

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)

Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	07/14/28	7,157	$7,142,154
TIBCO Software, Inc., Term Loan B-3, 1 Month LIBOR + 3.750%	3.960(c)	06/30/26	12,884	12,802,998
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	05/04/26	5,569	5,511,179

				92,018,185

Telecommunications 2.0%

Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	5.500(c)	04/27/27	2,358	2,356,268
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.500(c)	05/27/24	9,336	8,941,862
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, SOFR + 4.250%	4.750(c)	02/01/29	30,676	30,196,688
Viasat, Inc., Term Loan^	— (p)	02/24/29	21,275	20,849,500
West Corp., Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	7,283	6,438,273
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	27,137	24,171,210
Xplornet Communications, Inc. (Canada), Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/02/28	12,768	12,627,552

				105,581,353

TOTAL BANK LOANS (cost $494,134,268)				486,540,852

CORPORATE BONDS 84.9%

Advertising 0.0%

National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	1,875	1,349,927

Aerospace & Defense 2.3%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	15,150	14,487,984
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,950	17,962,369
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	3,250	3,365,787
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	10,228	10,334,356

See Notes to Financial Statements.
12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	14,325	$14,522,522
Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	10,231	10,881,481
Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	6,836	7,102,508
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	8,575	8,858,426
TransDigm, Inc., Gtd. Notes	5.500	11/15/27	20,458	20,378,313
Gtd. Notes(a)	7.500	03/15/27	7,970	8,275,690
Sr. Sec’d. Notes, 144A	6.250	03/15/26	5,425	5,587,190

				121,756,626

Airlines 1.1%

American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	800	970,584
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	39,119	40,089,020
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	2,875	2,919,120
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	11,450	11,426,232

				55,404,956

Apparel 0.4%

William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	10,899	11,233,165
Gtd. Notes, 144A	5.625	03/15/27	9,090	9,261,113

				20,494,278

Auto Manufacturers 0.3%

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	5,775	5,775,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	5.584	03/18/24	1,525	1,587,421

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750%	10/15/25	6,625	$6,985,685
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	2,950	2,815,160

				17,163,266

Auto Parts & Equipment 0.6%

Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	5,475	5,454,351
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26	2,800	2,837,646
Gtd. Notes(a)	6.500	04/01/27	2,000	2,044,959
Gtd. Notes(a)	6.875	07/01/28	3,000	3,090,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	12,473	12,632,922
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	1,400	1,428,000
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,378,729

				29,866,607

Banks 0.3%

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	4,475	4,296,505
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	10,115	10,523,842

				14,820,347

Building Materials 1.3%

Cemex SAB de CV (Mexico), Gtd. Notes, 144A	7.375	06/05/27	1,885	2,021,807
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	3,075	3,111,065
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	450	441,729
Gtd. Notes, 144A	4.875	12/15/27	6,502	6,320,900
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	1,827	1,867,113
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,100	8,934,148

See Notes to Financial Statements.
14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Standard Industries, Inc., (cont’d.) Sr. Unsec’d. Notes, 144A(a)	5.000%	02/15/27	37,686	$37,941,773
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	5,409	5,577,710

				66,216,245

Chemicals 3.0%

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	6,000	5,572,773
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	3,350	3,537,398
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	4.250	12/15/25	18,887	19,453,610
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	9,350	9,491,642
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,481	3,253,921
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	16,813	16,836,695
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	2,013,841
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	17,404,024
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 9,897,710; purchased 07/19/19 - 08/16/19)(f)	10.500	08/01/24	9,649	5,727,949
Sr. Sec’d. Notes, 144A (original cost $ 5,018,608; purchased 02/01/21 - 09/27/21)(f)	10.875	08/01/24	4,878	5,111,887
Tronox, Inc.,
Sr. Sec’d. Notes, 144A	6.500	05/01/25	19,551	20,271,964
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	4,070	3,685,337
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25,261	27,134,493
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	8,155	8,121,504
Sr. Sec’d. Notes, 144A	5.625	10/01/24	8,500	8,671,447

				156,288,485

Commercial Services 4.5%

Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	10,465	9,353,313

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26		45,846	$46,980,567
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		5,175	5,434,142
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		9,966	9,455,457
Sr. Sec’d. Notes, 144A	4.625	06/01/28		3,625	3,398,888
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		19,350	19,259,732
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		14,965	14,927,455
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28		1,020	975,427
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,632,246
Gtd. Notes, 144A	5.750	07/15/27		13,920	14,025,438
Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	2,057,484
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27		1,311	1,279,115
Gtd. Notes, 144A	5.500	07/15/25		3,885	3,973,570
Herc Holdings, Inc., Gtd. Notes, 144A(a)	5.500	07/15/27		24,220	24,905,574
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26		2,025	1,939,206
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		5,525	5,343,405
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		29,341	29,538,069
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		1,200	1,224,903
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		32,980	34,570,157

					235,274,148

See Notes to Financial Statements.
16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.3%

CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375%	10/31/26	2,100	$2,108,733
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	12,417	12,703,245

				14,811,978

Distribution/Wholesale 1.1%

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	39,987	40,979,986
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	18,599	17,400,403

				58,380,389

Diversified Financial Services 2.9%

Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	20,365	20,312,025
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	4,250	4,158,173
Gtd. Notes, 144A	5.375	12/01/24	27,557	27,832,570
Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	4,250	3,524,532
LD Holdings Group LLC, Gtd. Notes, 144A(a)	6.125	04/01/28	10,350	9,224,230
Gtd. Notes, 144A(a)	6.500	11/01/25	5,975	5,704,712
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	5,700	5,692,573
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28	9,470	9,466,917
Gtd. Notes, 144A	6.000	01/15/27	5,875	5,967,043
OneMain Finance Corp., Gtd. Notes	3.500	01/15/27	1,000	945,632
Gtd. Notes	3.875	09/15/28	2,525	2,337,826
Gtd. Notes	6.875	03/15/25	20,447	21,817,719
Gtd. Notes	7.125	03/15/26	19,388	21,024,852
Gtd. Notes	8.250	10/01/23	4,775	5,116,379
Gtd. Notes	8.875	06/01/25	500	528,513

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375%	10/15/25	5,075	$5,069,785
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	2,000	1,879,714

				150,603,195

Electric 1.8%

Calpine Corp., Sr. Sec’d. Notes, 144A	4.500	02/15/28	9,640	9,407,965
Sr. Sec’d. Notes, 144A	5.250	06/01/26	7,765	7,897,356
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	9,286	8,954,908
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	6,098	6,234,580
Gtd. Notes	6.625	01/15/27	1,876	1,943,155
Gtd. Notes, 144A	5.250	06/15/29	5,000	5,098,242
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27	19,991	20,151,705
Gtd. Notes, 144A	5.500	09/01/26	16,267	16,563,604
Gtd. Notes, 144A	5.625	02/15/27	19,625	20,086,765

				96,338,280

Electrical Components & Equipment 0.6%

WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25	23,148	24,227,341
Gtd. Notes, 144A	7.250	06/15/28	5,999	6,442,070

				30,669,411

Electronics 0.4%

Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	13,828	14,346,994
Sensata Technologies BV, Gtd. Notes, 144A	4.875	10/15/23	1,800	1,845,420
Gtd. Notes, 144A	5.000	10/01/25	3,495	3,615,451
Gtd. Notes, 144A	5.625	11/01/24	1,100	1,159,532

				20,967,397

Energy-Alternate Sources 0.1%

Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)	6.500	01/15/26	5,525	5,698,580

See Notes to Financial Statements.
18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.2%

AECOM,
Gtd. Notes	5.125%	03/15/27	8,440	$8,655,121
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	2,034,858

				10,689,979

Entertainment 4.2%

AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK
12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	2,436	2,249,969
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	48,944	50,749,433
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A(a)	5.750	07/01/25	19,251	19,746,983
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	7,865	8,047,725
Churchill Downs, Inc., Gtd. Notes, 144A(a)	5.500	04/01/27	8,837	8,958,324
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	14,275	14,655,921
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26	4,575	4,538,154
Sr. Sec’d. Notes, 144A	6.250	01/15/27	3,725	3,979,560
Sr. Sec’d. Notes, 144A	6.500	02/15/25	28,001	29,601,275
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	4,000	4,015,107
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27	9,700	9,551,020
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	19,289	19,541,280
Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26	2,675	2,793,864
Gtd. Notes, 144A	8.625	07/01/25	13,910	14,736,936
Sr. Sec’d. Notes, 144A	5.000	10/15/25	236	238,752
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	26,375	27,562,318

				220,966,621

Environmental Control 0.0%

GFL Environmental, Inc. (Canada), Gtd. Notes, 144A(a)	4.000	08/01/28	1,700	1,579,747

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 2.2%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC, Gtd. Notes, 144A	3.250%	03/15/26	2,135	$2,056,349
Gtd. Notes, 144A	4.625	01/15/27	17,925	18,018,709
B&G Foods, Inc., Gtd. Notes(a)	5.250	04/01/25	22,380	22,537,168
Gtd. Notes(a)	5.250	09/15/27	17,976	17,938,016
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	18,186	18,192,644
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28	630	665,539
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875	05/15/28	1,000	1,027,423
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	21,900	22,520,133
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625	01/15/28	2,160	2,175,351
Gtd. Notes, 144A(a)	5.750	03/01/27	5,525	5,582,530
US Foods, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	04/15/25	5,950	6,151,973

				116,865,835

Gas 1.0%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	18,924	19,249,237
Sr. Unsec’d. Notes	5.625	05/20/24	7,218	7,381,163
Sr. Unsec’d. Notes	5.750	05/20/27	10,873	10,980,756
Sr. Unsec’d. Notes	5.875	08/20/26	11,889	12,137,946

				49,749,102

Healthcare-Services 2.7%

HCA, Inc., Gtd. Notes(a)	5.375	09/01/26	710	764,791
Gtd. Notes	7.050	12/01/27	23,730	27,193,213
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	18,255	17,421,912
Sr. Sec’d. Notes, 144A	6.750	04/15/25	7,375	7,638,165
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	28,136	28,758,902

See Notes to Financial Statements.
20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750%	12/01/26	13,623	$14,293,826
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28	9,468	9,586,578
Sec’d. Notes, 144A	6.250	02/01/27	5,450	5,604,117
Sr. Sec’d. Notes	4.625	07/15/24	7,979	8,006,204
Sr. Sec’d. Notes, 144A	4.875	01/01/26	2,575	2,592,132
Sr. Sec’d. Notes, 144A	5.125	11/01/27	4,642	4,732,323
Sr. Unsec’d. Notes	6.750	06/15/23	11,200	11,663,793

				138,255,956

Home Builders 4.7%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,635	3,733,843
Beazer Homes USA, Inc., Gtd. Notes(a)	5.875	10/15/27	11,562	11,511,449
Gtd. Notes	6.750	03/15/25	12,045	12,209,161
Gtd. Notes	7.250	10/15/29	5,667	5,735,280
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	31,089	31,291,421
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	9,196	9,556,295
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	30,116	29,861,242
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	13,810	13,107,850
Gtd. Notes, 144A	5.000	03/01/28	3,150	3,047,070
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,974	8,775,579
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	36,390	36,523,494
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,539,809
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	6,075	5,846,814
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	10,259	10,558,413
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28	693	719,482

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Taylor Morrison Communities, Inc., (cont’d.)
Gtd. Notes, 144A	5.875%	06/15/27	6,681	$7,012,030
Gtd. Notes, 144A	6.625	07/15/27	5,786	5,952,404
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	14,098	14,550,954
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,688,312
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	21,693	21,671,847
Gtd. Notes	5.700	06/15/28	2,393	2,413,197

				246,305,946

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	3,000	2,539,624
Sr. Sec’d. Notes, 144A	5.000	12/31/26	900	811,651

				3,351,275

Housewares 0.0%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.500	10/15/29	1,750	1,688,750

Internet 1.6%

Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	11,061,528
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A(a)	3.500	05/01/26	1,150	1,107,886
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	16,515	16,856,266
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.750	04/30/27	18,380	17,071,259
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	39,055	39,112,550

				85,209,489

Iron/Steel 0.9%

Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	5,861	6,143,779

See Notes to Financial Statements.
22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	6.750%	03/15/26	2,800	$2,950,053
Sr. Sec’d. Notes, 144A	9.875	10/17/25	35,277	39,284,322

				48,378,154

Leisure Time 0.1%

Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,871,292

Lodging 2.3%

Boyd Gaming Corp., Gtd. Notes(a)	4.750	12/01/27	1,900	1,908,263
Gtd. Notes, 144A	8.625	06/01/25	1,124	1,185,274
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	3,250	3,128,191
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.375	05/01/25	7,987	8,232,455
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	10,072	10,100,757
Gtd. Notes	4.750	10/15/28	13,264	13,232,656
Gtd. Notes(a)	5.500	04/15/27	17,000	17,548,557
Gtd. Notes(a)	5.750	06/15/25	715	748,768
Gtd. Notes	6.750	05/01/25	19,975	20,687,531
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	18,420	18,242,409
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	19,228	17,793,660
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	7,689	6,996,349

				119,804,870

Machinery-Diversified 1.3%

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	38,060	38,824,540
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	26,873,252

				65,697,792

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 11.2%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	30,239	$30,422,657
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	57,054	57,789,751
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	18,629	19,043,606
CSC Holdings LLC, Gtd. Notes, 144A	5.375	02/01/28	22,800	22,178,585
Gtd. Notes, 144A	5.500	04/15/27	42,376	42,449,607
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	12,585	12,569,758
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	15,460	6,356,325
DISH DBS Corp., Gtd. Notes	5.000	03/15/23	3,255	3,289,384
Gtd. Notes	5.875	07/15/22	26,270	26,512,353
Gtd. Notes(a)	5.875	11/15/24	12,707	12,709,000
Gtd. Notes	7.750	07/01/26	41,200	41,575,896
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	35,012	35,796,751
Gtd. Notes, 144A(a)	7.000	05/15/27	2,000	2,102,680
iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27	24,240	25,246,664
Sr. Sec’d. Notes	6.375	05/01/26	11,945	12,314,504
Sr. Sec’d. Notes, 144A(a)	4.750	01/15/28	14,758	14,274,180
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	23,268	23,004,798
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	41,435	42,364,737
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	15,006	15,263,068
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A	4.500	09/15/26	24,349	23,290,871
Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	14,645	14,643,141
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	2,020	1,839,685
Gtd. Notes, 144A	5.875	03/15/26	25,978	25,788,525
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	45,428	45,755,006
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	13,030,203
Sr. Sec’d. Notes, 144A(a)	9.500	05/01/25	6,425	6,769,728

See Notes to Financial Statements.
24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125%	04/15/27	412	$419,630
Gtd. Notes, 144A(a)	5.375	06/15/24	8,288	8,587,907

				585,389,000

Mining 3.1%

Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	3,149	3,188,804
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	20,161	20,401,988
Gtd. Notes, 144A	7.250	04/01/23	16,126	16,150,908
Gtd. Notes, 144A	7.500	04/01/25	17,923	18,287,997
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	15,235	15,494,669
Gtd. Notes	4.375	08/01/28	6,520	6,625,012
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	20,285	19,762,693
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	12,313	12,497,695
Gtd. Notes, 144A	7.500	07/15/27	5,250	5,472,677
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	43,455	41,475,138

				159,357,581

Miscellaneous Manufacturing 0.2%

Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	11,346	11,546,723

Office/Business Equipment 0.4%

CDW LLC/CDW Finance Corp., Gtd. Notes	4.125	05/01/25	7,567	7,669,644
Gtd. Notes	5.500	12/01/24	12,480	13,067,899

				20,737,543

Oil & Gas 4.1%

Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	4,925	5,206,332
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)	10,985	74,698

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	5,645	$5,715,562
Gtd. Notes, 144A(a)	8.375	07/15/26	2,051	2,252,475
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	8,489	11,029,040
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	15,300	15,989,830
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,492,378
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	4,907	4,906,574
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,308,798
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	2,650	2,802,034
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	7,943	8,232,713
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	6,475	6,765,870
EQT Corp., Sr. Unsec’d. Notes(a)	3.900	10/01/27	17,361	17,559,899
Sr. Unsec’d. Notes	7.500(cc)	02/01/30	1,475	1,759,360
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29	1,200	1,204,788
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27	15,478	16,157,362
Sec’d. Notes, 144A	6.500	01/15/25	1,167	1,184,508
Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26	6,225	6,063,239
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	7,815	7,487,668
Gtd. Notes, 144A	7.375	05/15/27	7,625	7,898,655
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	5.500	12/01/25	2,775	2,979,360
Sr. Unsec’d. Notes	5.550	03/15/26	1,200	1,289,544
Sr. Unsec’d. Notes(a)	5.875	09/01/25	9,800	10,526,677
Sr. Unsec’d. Notes	6.950	07/01/24	175	190,336
Sr. Unsec’d. Notes	7.150	05/15/28	5,000	5,477,495
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27	9,825	9,946,121
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	8,221	8,313,097

See Notes to Financial Statements.
26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Range Resources Corp., Gtd. Notes	4.875%	05/15/25	5,578	$5,659,050
Gtd. Notes	5.000	08/15/22	4,000	4,015,477
Gtd. Notes	5.000	03/15/23	14,129	14,288,596
Southwestern Energy Co., Gtd. Notes	8.375	09/15/28	9,234	10,081,889
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.875	03/15/28	865	880,138
Gtd. Notes(a)	6.000	04/15/27	6,575	6,792,180
Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26	2,275	1,761,696

				216,293,439

Packaging & Containers 1.7%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	6,953	6,744,264
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	6,300	5,985,046
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	11,950	11,501,945
Intelligent Packaging Ltd. Finco, Inc./Intelligent
Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	17,732	17,260,475
LABL, Inc., Sr. Sec’d. Notes, 144A	5.875	11/01/28	10,900	10,429,555
Sr. Sec’d. Notes, 144A	6.750	07/15/26	3,700	3,713,399
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	2,000	2,056,629
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,696,909
Gtd. Notes, 144A	6.625	05/13/27	2,863	2,967,724
Trident TPI Holdings, Inc., Gtd. Notes, 144A	6.625	11/01/25	19,422	19,230,778
Gtd. Notes, 144A	9.250	08/01/24	2,000	2,062,392

				87,649,116

Pharmaceuticals 2.9%

AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	14,451	14,407,471
Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	38,200	38,682,067

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., Gtd. Notes, 144A	5.000%	01/30/28	1,000	$837,138
Gtd. Notes, 144A	6.125	04/15/25	42,567	42,997,791
Gtd. Notes, 144A	7.000	01/15/28	10,160	9,300,381
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	753,923
Sr. Sec’d. Notes, 144A(a)	6.125	02/01/27	3,100	3,125,307
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	41,702	39,906,016

				150,010,094

Pipelines 1.5%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,200	2,240,485
Gtd. Notes, 144A	7.875	05/15/26	22,775	24,501,115
EQM Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,569,192
Sr. Unsec’d. Notes	4.750	07/15/23	7,033	7,037,054
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	2,505	2,554,369
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,197	6,291,532
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	7,020	6,885,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	3,890	3,905,778
Gtd. Notes, 144A	7.500	10/01/25	7,060	7,410,160
Western Midstream Operating LP, Sr. Unsec’d. Notes	3.600(cc)	02/01/25	11,150	11,176,423
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	3,083,973

				78,655,131

Real Estate 1.2%

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	34,019	34,816,267
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	8,150	8,260,156
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	21,563	21,779,633

				64,856,056

See Notes to Financial Statements.
28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 4.8%

Diversified Healthcare Trust, Gtd. Notes	9.750%	06/15/25		41,649	$44,043,035
Sr. Unsec’d. Notes	4.750	05/01/24		8,835	8,700,220
Sr. Unsec’d. Notes	4.750	02/15/28		3,000	2,720,899
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26		10,120	10,320,072
Gtd. Notes	5.625	05/01/24		6,500	6,760,009
Gtd. Notes, 144A	4.625	06/15/25		1,430	1,480,700
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27		8,500	8,694,703
Gtd. Notes	5.250	08/01/26		1,985	2,032,091
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		27,462	28,710,496
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.750	10/15/27		10,000	9,815,367
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	689,102
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27		24,953	24,891,639
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		89,698	93,483,276
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A(a)	3.500	02/15/25		4,450	4,454,348
Gtd. Notes, 144A	4.250	12/01/26		6,140	6,208,389

					253,004,346

Retail 2.0%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,900	1,856,637
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		725	668,456
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		23,178	23,750,942
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.375	02/07/25	EUR	5,307	5,697,579
Sr. Sec’d. Notes	6.250	10/30/25	EUR	6,809	7,500,986
Sr. Sec’d. Notes, 144A	6.750	02/07/25		20,050	20,037,734
Sr. Sec’d. Notes, 144A	8.500	10/30/25		17,426	17,703,491

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	9,695	$9,825,018
Sec’d. Notes, 144A	8.750	04/30/25	11,070	11,623,225
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	5,000	5,037,199

				103,701,267

Semiconductors 0.3%

Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25	16,242	16,633,541

Software 2.2%

Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	15,135	15,668,609
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26	64,301	64,342,691
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A	5.750	03/01/25	22,625	22,529,841
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	6,185	5,842,399
SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	8,000	8,228,785

				116,612,325

Telecommunications 6.6%

Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	32,099	33,810,014
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	8,463	8,286,757
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	24,243	24,825,532
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	3,128	2,994,783
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	5,665	5,657,334
Sr. Sec’d. Notes, 144A	8.750	05/25/24	15,663	15,819,647
Sr. Sec’d. Notes, 144A	8.750	05/25/24	14,353	14,522,541

See Notes to Financial Statements.
30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	11,300	$10,649,200
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26	11,220	11,214,376
Sr. Sec’d. Notes, 144A	7.000	10/15/28	4,425	4,420,762
Intelsat Jackson Holdings SA Escrow (Luxembourg), Sr. Unsec’d. Notes^	5.500	08/01/23(d)	6,971	7
Level 3 Financing, Inc., Gtd. Notes(a)	5.250	03/15/26	49,587	49,745,240
Gtd. Notes	5.375	05/01/25	27,082	27,243,186
Gtd. Notes, 144A	4.250	07/01/28	10,200	9,426,103
Lumen Technologies, Inc., Sr. Unsec’d. Notes	5.625	04/01/25	5,000	4,976,236
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	2,753	2,876,769
Sprint Corp., Gtd. Notes	7.125	06/15/24	11,700	12,674,515
Gtd. Notes	7.625	02/15/25	5,215	5,779,424
Gtd. Notes	7.625	03/01/26	1,500	1,710,658
Gtd. Notes	7.875	09/15/23	23,284	25,022,357
T-Mobile USA, Inc., Gtd. Notes(a)	2.625	04/15/26	1,052	1,033,403
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	12,562	12,558,154
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	27,817	26,605,576
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	1,528	1,409,864
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	31,329	29,759,185

				343,021,623

Toys/Games/Hobbies 0.0%

Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	1,400	1,390,305

Transportation 0.3%

XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	12,575	13,036,171

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%

Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500%	05/01/28	6,125	$5,847,727

TOTAL CORPORATE BONDS (cost $4,519,002,881)				4,435,260,911

SOVEREIGN BONDS 0.0%

Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	54,253
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40	125	78,436
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35	535	379,251
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30	324	285,399

TOTAL SOVEREIGN BONDS (cost $784,173)				797,339

			Shares

COMMON STOCKS 1.8%

Diversified Telecommunication Services 0.0%

Intelsat Emergence SA (Luxembourg)			65,185	2,220,364

Electric Utilities 0.1%

GenOn Energy Holdings, Inc. (Class A Stock) (original cost $4,444,497; purchased 02/28/19)*^(f)			41,315	5,784,100

Gas Utilities 0.3%

Ferrellgas Partners LP (Class B Stock)			50,306	12,727,418

Hotels, Restaurants & Leisure 0.1%

CEC Entertainment, Inc.*			366,068	6,497,707

Oil, Gas & Consumable Fuels 1.3%

Chesapeake Energy Corp.			876,941	67,743,692
Chesapeake Energy Corp. Backstop Commitment			5,043	389,572

				68,133,264

TOTAL COMMON STOCKS (cost $33,146,362)				95,362,853

See Notes to Financial Statements.
32

Description	Units	Value

RIGHTS* 0.0%

Diversified Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	6,826	$13,012
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	6,826	2,399

TOTAL RIGHTS (cost $0)		15,411

WARRANTS* 0.1%

Chemicals 0.0%

TPC Group, Inc., expiring 08/01/24 (original cost $1; purchased 02/02/21)^(f)	6,759,788	31,771

Oil, Gas & Consumable Fuels 0.1%

Athabasca Oil Corp. (Canada), expiring 11/01/26	13,300	2,443,625

TOTAL WARRANTS (cost $1)		2,475,396

TOTAL LONG-TERM INVESTMENTS (cost $5,054,567,685)		5,027,949,612

	Shares
SHORT-TERM INVESTMENTS 7.0%

AFFILIATED MUTUAL FUND 5.0%
PGIM Institutional Money Market Fund (cost $263,060,376; includes $263,048,942 of cash collateral for securities on loan)(b)(wa)	263,279,555	263,068,932

UNAFFILIATED FUND 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $103,519,876)	103,519,876	103,519,876

TOTAL SHORT-TERM INVESTMENTS (cost $366,580,252)		366,588,808

TOTAL INVESTMENTS 103.3% (cost $5,421,147,937)		5,394,538,420
Liabilities in excess of other assets(z) (3.3)%		(172,502,696)

NET ASSETS 100.0%		$5,222,035,724

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $35,967,948 and 0.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $258,018,838; cash collateral of $263,048,942 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $19,360,816. The aggregate value of $16,655,707 is 0.3% of net assets.

(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.
34

Unfunded loan commitment outstanding at February 28, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Trident TPI Holdings, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.500%(c), Maturity Date 09/15/28 (cost $197,553)	198	$196,318	$—	$(1,235)

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,498	2 Year U.S. Treasury Notes	Jun. 2022	$322,409,390	$844,310
62	5 Year Euro-Bobl	Mar. 2022	9,166,578	(162,722)
2,228	5 Year U.S. Treasury Notes	Jun. 2022	263,530,625	1,820,693
5	20 Year U.S. Treasury Bonds	Jun. 2022	783,438	10,290
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	1,301,563	13,552
3	Euro Schatz Index	Mar. 2022	376,706	(810)

				2,525,313

Short Positions:
27	10 Year Euro-Bund	Mar. 2022	5,056,927	217,609
1,534	10 Year U.S. Treasury Notes	Jun. 2022	195,489,125	(1,583,809)

				(1,366,200)

				$1,159,113

Forward foreign currency exchange contracts outstanding at February 28, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/22	Morgan Stanley & Co. International PLC	EUR	13,677	$15,508,304	$15,336,026	$—	$(172,278)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/22	Bank of America, N.A.	EUR	714	$806,487	$800,868	$5,619	$—
Expiring 03/02/22	BNP Paribas S.A.	EUR	11,312	12,764,254	12,683,981	80,273	—

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 35

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Forward foreign currency exchange contracts outstanding at February 28, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/02/22	Morgan Stanley & Co. International PLC	EUR	914	$1,035,115	$1,024,382	$10,733	$—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	13,677	15,522,937	15,357,853	165,084	—

				$30,128,793	$29,867,084	261,709	—

						$261,709	$(172,278)

Cross currency exchange contracts outstanding at February 28, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
03/02/22	Buy	GBP	614	EUR	737	$—	$(2,477)	UBS AG

Credit default swap agreements outstanding at February 28, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
									Credit Suisse
EQT Corp.	06/20/22	5.000	%(Q)	12,000	1.458%	$249,932	$132,492	$117,440	International

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.37.V1	12/20/26	5.000	%(Q)	60,000	$(3,335,160)	$(3,973,899)	$(638,739)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.
36

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	3/20/22	49,550	$(1,404,860)	$—	$(1,404,860)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	3/20/22	51,250	(894,504)	—	(894,504)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(T)	Morgan Stanley & Co. International PLC	3/20/22	11,260	(312,594)	—	(312,594)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(T)	Goldman Sachs International	3/20/22	39,190	(1,145,814)	—	(1,145,814)

					$(3,757,772)	$—	$(3,757,772)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 37

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$132,492	$—	$117,440	$(3,757,772)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$2,241,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligation	$—	$7,496,850	$—
Bank Loans	—	456,478,891	30,061,961
Corporate Bonds	—	4,435,186,206	74,705
Sovereign Bonds	—	797,339	—
Common Stocks	67,743,692	21,835,061	5,784,100
Rights	—	—	15,411
Warrants	—	2,443,625	31,771
Short-Term Investments
Affiliated Mutual Fund	263,068,932	—	—
Unaffiliated Fund	103,519,876	—	—

Total	$434,332,500	$4,924,237,972	$35,967,948

See Notes to Financial Statements.
38

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$2,906,454	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	261,709	—
OTC Credit Default Swap Agreement	—	249,932	—

Total	$2,906,454	$511,641	$—

Liabilities
Unfunded Loan Commitment	$—	$(1,235)	$—
Futures Contracts	(1,747,341)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(172,278)	—
OTC Cross Currency Exchange Contracts	—	(2,477)	—
Centrally Cleared Credit Default Swap Agreement	—	(638,739)	—
OTC Total Return Swap Agreements	—	(3,757,772)	—

Total	$(1,747,341)	$(4,572,501)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Media	11.2%
Telecommunications	8.6
Commercial Services	5.2
Affiliated Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	5.0
Real Estate Investment Trusts (REITs)	4.8
Home Builders	4.7
Oil & Gas	4.6
Entertainment	4.6
Chemicals	4.0
Software	4.0
Pharmaceuticals	3.4
Mining	3.1
Healthcare-Services	3.0
Diversified Financial Services	2.9
Aerospace & Defense	2.3
Lodging	2.3
Foods	2.2
Retail	2.2

Packaging & Containers	2.1%
Unaffiliated Fund	2.0
Electric	1.9
Airlines	1.7
Internet	1.6
Pipelines	1.5
Oil, Gas & Consumable Fuels	1.4
Building Materials	1.3
Machinery-Diversified	1.3
Real Estate	1.2
Distribution/Wholesale	1.1
Gas	1.0
Iron/Steel	0.9
Computers	0.8
Electronics	0.7
Electrical Components & Equipment	0.6
Auto Parts & Equipment	0.6
Office/Business Equipment	0.4
Apparel	0.4
Auto Manufacturers	0.3

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 39

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Industry Classification (continued):

Semiconductors	0.3%
Banks	0.3
Transportation	0.3
Gas Utilities	0.3
Miscellaneous Manufacturing	0.2
Engineering & Construction	0.2
Collateralized Loan Obligation	0.2
Hotels, Restaurants & Leisure	0.1
Trucking & Leasing	0.1
Electric Utilities	0.1
Energy-Alternate Sources	0.1
Household Products/Wares	0.1
Leisure Time	0.1
Diversified Telecommunication Services	0.0	*

Insurance	0.0	*%
Housewares	0.0	*
Environmental Control	0.0	*
Toys/Games/Hobbies	0.0	*
Advertising	0.0	*
Sovereign Bonds	0.0	*

	103.3
Liabilities in excess of other assets	(3.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk, and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—	Due from/to broker-variation margin swaps	$638,739	*
Credit contracts	Premiums paid for OTC swap agreements	132,492	—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	117,440	—	—
Foreign exchange contracts	—	—	Unrealized depreciation on OTC cross currency exchange contracts	2,477
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	261,709	Unrealized depreciation on OTC forward foreign currency exchange contracts	172,278

See Notes to Financial Statements.
40

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$2,906,454	*	Due from/to broker-variation margin futures	$1,747,341*

Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	3,757,772

		$3,418,095			$6,318,607

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward &Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$520,755
Foreign exchange contracts	—	227,434	—
Interest rate contracts	(16,699,409)	—	983,799

Total	$(16,699,409)	$227,434	$1,504,554

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(521,299)
Foreign exchange contracts	—	92,167	—
Interest rate contracts	322,585	—	(4,925,481)

Total	$322,585	$92,167	$(5,446,780)

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 41

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

For the six months ended February 28, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$682,167,305	$188,221,133	$7,508,187

Forward Foreign Currency Exchange Contracts—Sold(2)	Cross Currency Exchange Contracts(3)	Credit Default Swap Agreements— Buy Protection(1)
$14,765,664	$276,674	$20,000,000

Credit Default Swap Agreements— Sell Protection(1)	Total Return Swap Agreements(1)
$8,000,000	$117,083,333

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$258,018,838	$(258,018,838)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$ 5,619	$ —	$ 5,619	$ —	$ 5,619

See Notes to Financial Statements.
42

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.	$80,273	$(894,504)	$(814,231)	$814,231	$—
Credit Suisse International	249,932	—	249,932	(249,932)	—
Goldman Sachs International	—	(2,550,674)	(2,550,674)	2,550,674	—
Morgan Stanley & Co. International PLC	175,817	(484,872)	(309,055)	309,055	—
UBS AG	—	(2,477)	(2,477)	—	(2,477)

	$511,641	$(3,932,527)	$(3,420,886)	$3,424,028	$3,142

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 43

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Assets

Investments at value, including securities on loan of $258,018,838:

Unaffiliated investments (cost $5,158,087,561)	$5,131,469,488
Affiliated investments (cost $263,060,376)	263,068,932
Cash	1,168,860
Foreign currency, at value (cost $1,129,502)	1,147,013
Cash segregated for counterparty - OTC	4,160,000
Receivable for investments sold	79,586,588
Dividends and interest receivable	72,583,668
Receivable for Fund shares sold	19,739,059
Deposit with broker for centrally cleared/exchange-traded derivatives	2,241,000
Due from broker—variation margin futures	701,007
Unrealized appreciation on OTC forward foreign currency exchange contracts	261,709
Premiums paid for OTC swap agreements	132,492
Unrealized appreciation on OTC swap agreements	117,440
Prepaid expenses	14,298

Total Assets	5,576,391,554

Liabilities

Payable to broker for collateral for securities on loan	263,048,942
Payable for investments purchased	49,271,818
Payable for Fund shares purchased	32,112,480
Unrealized depreciation on OTC swap agreements	3,757,772
Management fee payable	2,577,454
Dividends payable	1,892,763
Accrued expenses and other liabilities	1,184,907
Distribution fee payable	275,962
Unrealized depreciation on OTC forward foreign currency exchange contracts	172,278
Due to broker—variation margin swaps	47,650
Affiliated transfer agent fee payable	10,092
Unrealized depreciation on OTC cross currency exchange contracts	2,477
Unrealized depreciation on unfunded loan commitment	1,235

Total Liabilities	354,355,830

Net Assets	$5,222,035,724

Net assets were comprised of:
Common stock, at par	$5,943,759
Paid-in capital in excess of par	5,486,319,696
Total distributable earnings (loss)	(270,227,731)

Net assets, February 28, 2022	$5,222,035,724

See Notes to Financial Statements.
44

Class A

Net asset value and redemption price per share, ($391,361,597 ÷ 44,559,479 shares of common stock issued and outstanding)	$8.78
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$8.98

Class C

Net asset value, offering price and redemption price per share, ($257,929,331 ÷ 29,369,747 shares of common stock issued and outstanding)	$8.78

Class Z

Net asset value, offering price and redemption price per share, ($3,586,490,579 ÷ 408,245,591 shares of common stock issued and outstanding)	$8.79

Class R6

Net asset value, offering price and redemption price per share, ($986,254,217 ÷ 112,201,121 shares of common stock issued and outstanding)	$8.79

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 45

Statement of Operations  (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)

Income
Interest income	$106,099,248
Unaffiliated dividend income	393,062
Income from securities lending, net (including affiliated income of $56,737)	154,094
Affiliated dividend income	129,063

Total income	106,775,467

Expenses
Management fee	16,985,616
Distribution fee(a)	1,842,644
Transfer agent’s fees and expenses (including affiliated expense of $47,025)(a)	1,760,170
Custodian and accounting fees	228,621
Registration fees(a)	85,995
SEC registration fees	82,089
Shareholders’ reports	66,810
Directors’ fees	26,765
Audit fee	21,324
Legal fees and expenses	19,641
Miscellaneous	32,179

Total expenses	21,151,854
Less: Fee waiver and/or expense reimbursement(a)	(932,441)

Net expenses	20,219,413

Net investment income (loss)	86,556,054

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(16,256))	13,275,033

Futures transactions	(16,699,409)
Forward and cross currency contract transactions	227,434

Swap agreement transactions	1,504,554

Foreign currency transactions	21,250

(1,671,138)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(28,893))	(132,243,000)

Futures	322,585
Forward and cross currency contracts	92,167

Swap agreements	(5,446,780)

Foreign currencies	(2,777)

Unfunded loan commitment	(1,235)

(137,279,040)

Net gain (loss) on investment and foreign currency transactions	(138,950,178)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(52,394,124)

See Notes to Financial Statements.
46

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	495,849	1,346,795	—	—
Transfer agent’s fees and expenses	147,184	101,214	1,507,295	4,477
Registration fees	15,589	9,644	37,072	23,690
Fee waiver and/or expense reimbursement	(74,145)	(50,539)	(764,132)	(43,625)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund 47

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$86,556,054	$152,122,141
Net realized gain (loss) on investment and foreign currency transactions	(1,671,138)	(1,146,198)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(137,279,040)	168,352,901

Net increase (decrease) in net assets resulting from operations	(52,394,124)	319,328,844

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,080,807)	(17,213,686)
Class C	(5,153,075)	(11,722,767)
Class Z	(82,309,152)	(127,992,945)
Class R6	(21,501,943)	(31,796,945)

	(118,044,977)	(188,726,343)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,774,999,750	2,305,667,443
Net asset value of shares issued in reinvestment of dividends and distributions	105,519,552	165,227,401
Cost of shares purchased	(1,107,425,522)	(1,308,712,279)

Net increase (decrease) in net assets from Fund share transactions	773,093,780	1,162,182,565

Total increase (decrease)	602,654,679	1,292,785,066

Net Assets:

Beginning of period	4,619,381,045	3,326,595,979

End of period	$5,222,035,724	$4,619,381,045

See Notes to Financial Statements. 48

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.08		$8.75	$8.97	$8.90	$9.06	$9.16
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.35	0.42	0.43	0.43	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.25)		0.41	(0.21)	0.12	(0.10)	(0.01)
Total from investment operations	(0.10)		0.76	0.21	0.55	0.33	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.43)	(0.43)	(0.48)	(0.47)	(0.51)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Total dividends and distributions	(0.20)		(0.43)	(0.43)	(0.48)	(0.49)	(0.51)
Net asset value, end of period	$8.78		$9.08	$8.75	$8.97	$8.90	$9.06
Total Return(b):	(1.08)%		8.90%	2.53%	6.43%	3.73%	4.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$391,362		$398,715	$321,482	$270,853	$273,521	$360,573
Average net assets (000)	$399,966		$356,899	$290,219	$252,620	$303,566	$462,309
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.04%
Expenses before waivers and/or expense reimbursement	1.04	%(e)	1.04%	1.07%	1.08%	1.07%	1.07%
Net investment income (loss)	3.31	%(e)	3.86%	4.89%	4.81%	4.80%	4.67%
Portfolio turnover rate(f)	25%		67%	65%	49%	67%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 49

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.08		$8.75	$8.97	$8.90	$9.06	$9.15
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.28	0.36	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		0.42	(0.21)	0.13	(0.10)	(0.01)
Total from investment operations	(0.13)		0.70	0.15	0.49	0.26	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.37)	(0.37)	(0.42)	(0.40)	(0.44)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Total dividends and distributions	(0.17)		(0.37)	(0.37)	(0.42)	(0.42)	(0.44)
Net asset value, end of period	$8.78		$9.08	$8.75	$8.97	$8.90	$9.06
Total Return(b):	(1.34)%		7.97%	1.77%	5.64%	2.95%	3.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$257,929		$277,887	$297,707	$332,503	$334,430	$374,417
Average net assets (000)	$271,591		$286,974	$315,727	$326,067	$353,409	$377,098
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.75	%(e)	1.75%	1.75%	1.75%	1.75%	1.78%
Expenses before waivers and/or expense reimbursement	1.79	%(e)	1.79%	1.81%	1.81%	1.81%	1.83%
Net investment income (loss)	2.56	%(e)	3.14%	4.16%	4.06%	4.05%	3.92%
Portfolio turnover rate(f)	25%		67%	65%	49%	67%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
50

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.08		$8.75	$8.97	$8.91	$9.06	$9.16
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.37	0.45	0.45	0.45	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		0.42	(0.22)	0.12	(0.09)	(0.01)
Total from investment operations	(0.08)		0.79	0.23	0.57	0.36	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.46)	(0.45)	(0.51)	(0.49)	(0.54)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Total dividends and distributions	(0.21)		(0.46)	(0.45)	(0.51)	(0.51)	(0.54)
Net asset value, end of period	$8.79		$9.08	$8.75	$8.97	$8.91	$9.06
Total Return(b):	(0.84)%		9.17%	2.79%	6.57%	4.11%	4.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,586,491		$3,120,921	$2,218,850	$2,188,123	$1,563,724	$1,609,403
Average net assets (000)	$3,438,973		$2,529,710	$2,184,180	$1,859,209	$1,517,050	$1,414,559
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.78%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.81%	0.83%	0.83%	0.83%	0.83%
Net investment income (loss)	3.56	%(e)	4.09%	5.14%	5.03%	5.05%	4.92%
Portfolio turnover rate(f)	25%		67%	65%	49%	67%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
PGIM Short Duration High Yield Income Fund 51

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.08		$8.76	$8.97	$8.91	$9.06	$9.16
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.37	0.45	0.45	0.46	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.23)		0.41	(0.20)	0.12	(0.10)	(0.01)
Total from investment operations	(0.07)		0.78	0.25	0.57	0.36	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.46)	(0.46)	(0.51)	(0.49)	(0.54)
Tax return of capital distributions	-		-	-	-	(0.02)	-
Total dividends and distributions	(0.22)		(0.46)	(0.46)	(0.51)	(0.51)	(0.54)
Net asset value, end of period	$8.79		$9.08	$8.76	$8.97	$8.91	$9.06
Total Return(b):	(0.82)%		9.10%	2.95%	6.63%	4.15%	4.97%

Ratios/Supplemental Data:

Net assets, end of period (000)	$986,254		$821,859	$488,557	$164,537	$112,437	$58,356
Average net assets (000)	$889,879		$622,618	$245,125	$141,275	$86,373	$46,030
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.71%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.72%	0.73%	0.74%	0.75%	0.72%
Net investment income (loss)	3.60	%(e)	4.14%	5.13%	5.08%	5.10%	4.97%
Portfolio turnover rate(f)	25%		67%	65%	49%	67%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
52

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Short Duration High Yield Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide a high level of current income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Short Duration High Yield Income Fund 53

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker

54

quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Short Duration High Yield Income Fund 55

Notes to Financial Statements  (unaudited) (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and

56

Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

PGIM Short Duration High Yield Income Fund 57

Notes to Financial Statements  (unaudited) (continued)

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

58

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the

PGIM Short Duration High Yield Income Fund 59

Notes to Financial Statements  (unaudited) (continued)

Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

60

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and

PGIM Short Duration High Yield Income Fund 61

Notes to Financial Statements  (unaudited) (continued)

waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

62

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.70% of average daily net assets up to $2 billion;	0.68%

0.675% of average daily net assets over $2 billion.

The Manager has contractually agreed, through December 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	1.75

Z	0.75

R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

PGIM Short Duration High Yield Income Fund 63

Notes to Financial Statements  (unaudited) (continued)

Class	Contractual Rate	Limit

A	0.25%	—%

C	1.00	—

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. The sales charges are as follows where applicable:

FESL by Class	Amount

A	$253,851

C	—

CDSC by Class	Amount

A	$27,225

C	11,940

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

64

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$2,078,610,245	$1,191,230,617

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$306,912,506	$629,443,300	$936,355,806	$—	$—	$—	—	$129,063

PGIM Institutional Money Market Fund(1)(b)(wa)

183,663,940	358,771,339	279,321,198	(28,893)	(16,256)	263,068,932	263,279,555	56,737	(2)

$490,576,446	$988,214,639	$1,215,677,004	$(28,893)	$(16,256)	$263,068,932		$185,800

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$5,422,435,802	$92,864,569	$(123,663,698)	$(30,799,129)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Short Duration High Yield Income Fund 65

Notes to Financial Statements  (unaudited) (continued)

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2021 of approximately $153,467,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of capital stock, $0.01 par value per share, 8,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	800,000,000

C	700,000,000

Z	5,500,000,000

T	75,000,000

R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

66

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	8	76.6%

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 28, 2022:

Shares sold	7,734,624	$69,562,682

Shares issued in reinvestment of dividends and distributions	937,204	8,381,641

Shares purchased	(8,434,451)	(75,417,705)

Net increase (decrease) in shares outstanding before conversion	237,377	2,526,618

Shares issued upon conversion from other share class(es)	2,531,912	22,718,424

Shares purchased upon conversion into other share class(es)	(2,140,151)	(19,357,445)

Net increase (decrease) in shares outstanding	629,138	$5,887,597

Year ended August 31, 2021:

Shares sold	15,511,777	$139,113,069

Shares issued in reinvestment of dividends and distributions	1,649,743	14,799,833

Shares purchased	(12,479,614)	(111,849,838)

Net increase (decrease) in shares outstanding before conversion	4,681,906	42,063,064

Shares issued upon conversion from other share class(es)	3,949,815	35,510,337

Shares purchased upon conversion into other share class(es)	(1,440,470)	(12,893,924)

Net increase (decrease) in shares outstanding	7,191,251	$64,679,477

PGIM Short Duration High Yield Income Fund 67

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C

Six months ended February 28, 2022:

Shares sold	2,578,779	$23,195,935

Shares issued in reinvestment of dividends and distributions	514,192	4,599,605

Shares purchased	(2,341,703)	(20,969,038)

Net increase (decrease) in shares outstanding before conversion	751,268	6,826,502

Shares purchased upon conversion into other share class(es)	(2,002,529)	(17,974,869)

Net increase (decrease) in shares outstanding	(1,251,261)	$(11,148,367)

Year ended August 31, 2021:

Shares sold	4,869,145	$43,734,772

Shares issued in reinvestment of dividends and distributions	1,181,428	10,577,991

Shares purchased	(5,895,614)	(52,711,536)

Net increase (decrease) in shares outstanding before conversion	154,959	1,601,227

Shares purchased upon conversion into other share class(es)	(3,559,170)	(32,044,434)

Net increase (decrease) in shares outstanding	(3,404,211)	$(30,443,207)

Class Z

Six months ended February 28, 2022:

Shares sold	145,779,472	$1,308,720,061

Shares issued in reinvestment of dividends and distributions	8,175,589	73,111,043

Shares purchased	(90,214,391)	(804,581,042)

Net increase (decrease) in shares outstanding before conversion	63,740,670	577,250,062

Shares issued upon conversion from other share class(es)	2,555,594	23,097,418

Shares purchased upon conversion into other share class(es)	(1,835,222)	(16,546,854)

Net increase (decrease) in shares outstanding	64,461,042	$583,800,626

Year ended August 31, 2021:

Shares sold	175,711,319	$1,582,056,016

Shares issued in reinvestment of dividends and distributions	12,577,763	112,834,348

Shares purchased	(93,607,419)	(838,584,638)

Net increase (decrease) in shares outstanding before conversion	94,681,663	856,305,726

Shares issued upon conversion from other share class(es)	2,498,025	22,364,760

Shares purchased upon conversion into other share class(es)	(6,910,906)	(62,422,627)

Net increase (decrease) in shares outstanding	90,268,782	$816,247,859

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Share Class	Shares	Amount

Class R6

Six months ended February 28, 2022:

Shares sold	41,607,670	$373,521,072

Shares issued in reinvestment of dividends and distributions	2,172,060	19,427,263

Shares purchased	(22,951,042)	(206,457,737)

Net increase (decrease) in shares outstanding before conversion	20,828,688	186,490,598

Shares issued upon conversion from other share class(es)	918,129	8,320,532

Shares purchased upon conversion into other share class(es)	(28,852)	(257,206)

Net increase (decrease) in shares outstanding	21,717,965	$194,553,924

Year ended August 31, 2021:

Shares sold	60,102,884	$540,763,586

Shares issued in reinvestment of dividends and distributions	3,007,846	27,015,229

Shares purchased	(33,887,247)	(305,566,267)

Net increase (decrease) in shares outstanding before conversion	29,223,483	262,212,548

Shares issued upon conversion from other share class(es)	5,477,970	49,627,925

Shares purchased upon conversion into other share class(es)	(15,756)	(142,037)

Net increase (decrease) in shares outstanding	34,685,697	$311,698,436

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Short Duration High Yield Income Fund 69

Notes to Financial Statements  (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended February 28, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make

70

derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For

PGIM Short Duration High Yield Income Fund 71

Notes to Financial Statements  (unaudited) (continued)

example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global

72

regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

PGIM Short Duration High Yield Income Fund 73

Notes to Financial Statements  (unaudited) (continued)

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations,

74

assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Short Duration High Yield Income Fund 75

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick •

Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	HYSAX	HYSCX	HYSZX	HYSQX

CUSIP	74442J109	74442J208	74442J307	74442J406

MF216E2

PGIM HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM High Yield Fund

April 15, 2022

PGIM High Yield Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22 (without sales charges)	Average Annual Total Returns as of 2/28/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	-2.82	-2.06	4.35	5.43	—

Class C	-2.99	-0.45	4.34	5.04	—

Class R	-2.79	0.93	4.78	5.52	—

Class Z	-2.51	1.48	5.35	6.08	—

Class R2	-2.71	1.06	N/A	N/A	4.98 (12/27/2017)

Class R4	-2.59	1.32	N/A	N/A	5.25 (12/27/2017)

Class R6	-2.46	1.61	5.49	6.18	—

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	-3.04	0.61	4.74	5.76	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)
Class R2, Class R4 (12/27/2017)

Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.61

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None	None	None	None

Shareholder service fee*	None	None	None	None	0.10%	0.10%	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM High Yield Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	0.1

BBB	5.0

BB	44.9

B	31.0

CCC	10.4

CC	0.4

Not Rated	3.9

Cash/Cash Equivalents	4.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.20	4.76	4.76

Class C	0.18	4.20	4.20

Class R	0.19	4.61	4.36

Class Z	0.20	5.16	5.16

Class R2	0.19	4.75	4.75

Class R4	0.20	5.01	5.01

Class R6	0.21	5.29	5.29

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM High Yield Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM High Yield Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$971.80	0.74%	$3.62
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
Class C	Actual	$1,000.00	$970.10	1.46%	$7.13
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
Class R	Actual	$1,000.00	$972.10	1.05%	$5.13
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class Z	Actual	$1,000.00	$974.90	0.50%	$2.45
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51
Class R2	Actual	$1,000.00	$972.90	0.90%	$4.40
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R4	Actual	$1,000.00	$974.10	0.65%	$3.18
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R6	Actual	$1,000.00	$975.40	0.38%	$1.86
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.4%

ASSET-BACKED SECURITY 0.1%

Collateralized Loan Obligation

Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term
SOFR + 1.290% (Cap N/A, Floor 1.290%)
(cost $25,000,000)	1.449%(c)	10/15/32	25,000	$24,989,500

BANK LOANS 4.7%

Airlines 0.6%

American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/20/28	56,921	57,888,288

United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	71,974	71,494,605

				129,382,893

Chemicals 0.0%

LSF11 A5 HoldCo LLC,
Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	9,765	9,643,225

Commercial Services 0.1%

Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%	4.105(c)	08/27/25	11,933	11,897,976

Computers 0.5%

McAfee LLC,
Term B USD Loan, 3 Month LIBOR + 2.750%	6.000(c)	09/30/24	73,978	73,811,262

Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	53,472	53,193,279

				127,004,541

Cosmetics/Personal Care 0.1%

Rainbow Finco Sarl (Luxembourg),
Term Loan^	— (p)	02/01/29	11,625	15,438,988

Electric 0.1%

Heritage Power LLC,
Term Loan B, 1 - 6 Month LIBOR + 6.000%	7.000(c)	07/30/26	36,205	23,768,548

See Notes to Financial Statements.

PGIM High Yield Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Engineering & Construction 0.1%

Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 1 Month LIBOR + 12.000%^	13.000%(c)	10/04/23	21,265	$22,540,964

Entertainment 0.2%

Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	10,258	10,206,754

Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.959(c)	08/14/24	30,420	30,208,862

				40,415,616

Housewares 0.1%

Sunset Debt Merger Sub, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	10/06/28	29,195	28,465,125

Insurance 0.2%

Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.459(c)	01/20/29	53,435	52,733,666

Investment Companies 0.1%

Rainbow Midco Ltd. (United Kingdom),
Term Loan^	— (p)	01/31/30	13,500	15,136,875

Media 0.0%

Diamond Sports Group LLC,
Term Loan, PRIME + 2.250%	5.500(c)	08/24/26	7,225	2,691,152

iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.209(c)	05/01/26	5,621	5,559,648

				8,250,800

Oil & Gas 0.4%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	58,174	62,173,463

Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%	8.000(c)	08/01/23	18,150	17,849,705

Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.250(c)	03/28/24	15,851	15,771,851

				95,795,019

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Packaging & Containers 0.0%

Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.250%(c)	10/17/24	2,992	$2,971,262

Pharmaceuticals 0.1%

Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	25,202	25,065,124

Retail 0.3%

EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26	14,189	14,065,053

Great Outdoors Group LLC,
Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500(c)	03/06/28	51,184	50,896,060

Serta Simmons Bedding LLC,
New Money Facility 2016, 3 Month LIBOR + 7.500%	8.500(c)	08/10/23	5,100	5,126,905

				70,088,018

Software 1.2%

Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.974(c)	10/02/25	24,104	23,800,026
Second Lien Incremental Term Loan, 3 Month LIBOR + 5.500%	6.000(c)	02/27/26	11,900	11,847,938

Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	21,285	21,125,363

Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%	3.459(c)	02/06/26	34,911	34,517,882

Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 - 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	30,459	30,205,216
First Lien Dollar Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	28,539	28,108,256

Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	17,527	17,483,631

Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	21,636	20,979,681

See Notes to Financial Statements.

PGIM High Yield Fund     11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)

Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	07/14/28	41,986	$41,898,198

TIBCO Software, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.750%	3.960(c)	06/30/26	41,412	41,152,905

				271,119,096

Telecommunications 0.6%

Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	5.500(c)	04/27/27	2,815	2,812,703

Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.500(c)	05/27/24	7,374	7,062,875

West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	63,452	56,517,625

Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 7.000%^	7.500(c)	10/01/29	11,105	11,132,762
Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/02/28	61,770	61,090,715

				138,616,680

TOTAL BANK LOANS (cost $1,099,766,784)				1,088,334,416

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $3,273,606)	7.000	03/16/22(oo)	14,074	11,540,365

CORPORATE BONDS 86.4%

Advertising 0.5%

National CineMedia LLC,
Sr. Unsec’d. Notes(a)	5.750	08/15/26	6,817	4,907,974

Terrier Media Buyer, Inc.,
Gtd. Notes, 144A(a)	8.875	12/15/27	101,629	104,580,623

				109,488,597

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense 3.2%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.150%	05/01/30	10,469	$11,553,972
Sr. Unsec’d. Notes	5.805	05/01/50	90,586	107,703,900
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	57,916,911

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	43,550	41,646,977
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	44,895	44,925,937
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	70,296	72,800,417
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	56,819	57,409,833
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	177,178	179,621,042

Maxar Space Robotics LLC,
Sr. Sec’d. Notes, 144A(a)	9.750	12/31/23	27,335	29,072,943

Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A(a)	7.500	04/15/25	27,900	28,987,710

TransDigm UK Holdings PLC,
Gtd. Notes	6.875	05/15/26	12,934	13,361,502

TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	21,600	20,400,839
Gtd. Notes(a)	5.500	11/15/27	42,239	42,074,471
Gtd. Notes	6.375	06/15/26	9,977	10,167,231
Sr. Sec’d. Notes, 144A(a)	6.250	03/15/26	26,400	27,189,277

				744,832,962

Agriculture 0.3%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	68,084	63,163,474

Airlines 0.8%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	11.750	07/15/25	14,753	17,898,787

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	11,568	11,854,848
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	52,900	54,062,736

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	29,037	29,482,606

United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	45,863	45,767,797
Sr. Sec’d. Notes, 144A	4.625	04/15/29	21,559	21,051,026

				180,117,800

See Notes to Financial Statements.

PGIM High Yield Fund     13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.3%

Kontoor Brands, Inc.,
Gtd. Notes, 144A(a)	4.125%	11/15/29	10,726	$10,151,274

William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	23,166	23,876,272
Gtd. Notes, 144A	5.625	03/15/27	6,852	6,980,984

Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	35,111	32,282,311

				73,290,841

Auto Manufacturers 2.0%

Allison Transmission, Inc.,
Gtd. Notes, 144A(a)	3.750	01/30/31	23,312	21,636,915
Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	1,963	1,963,000
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	10,500	11,027,131

Ford Holdings LLC,
Gtd. Notes	9.300	03/01/30	1,900	2,471,459

Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	23,350	22,040,389
Sr. Unsec’d. Notes	4.750	01/15/43	155,777	150,758,547
Sr. Unsec’d. Notes(a)	5.291	12/08/46	96,573	99,131,681
Sr. Unsec’d. Notes	7.400	11/01/46	26,892	33,145,734

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	3,610	3,628,441
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	17,801,465
Sr. Unsec’d. Notes(a)	5.584	03/18/24	2,375	2,472,213

Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A	7.750	10/15/25	29,200	30,789,738

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	49,421	47,162,035

Wabash National Corp.,
Gtd. Notes, 144A	4.500	10/15/28	15,000	14,169,858

				458,198,606

Auto Parts & Equipment 1.8%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	74,566	74,284,778

American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29	74,770	70,875,537
Gtd. Notes(a)	6.250	03/15/26	39,009	39,533,469
Gtd. Notes(a)	6.500	04/01/27	38,393	39,256,053

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

American Axle & Manufacturing, Inc., (cont’d.)
Gtd. Notes(a)	6.875%	07/01/28	12,238	$12,605,140

Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A(a)	5.625	11/15/26	26,081	17,932,586

Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	8,739	8,851,046

Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	24,360	23,217,436
Sr. Unsec’d. Notes	4.500	02/15/32	22,100	20,676,704
Sr. Unsec’d. Notes(a)	5.375	11/15/27	14,475	14,764,500
Sr. Unsec’d. Notes(a)	5.625	06/15/28	9,229	9,466,668

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	04/15/29	54,600	54,677,255
Sr. Sec’d. Notes, 144A(a)	7.875	01/15/29	5,950	6,285,509

Titan International, Inc.,
Sr. Sec’d. Notes(a)	7.000	04/30/28	24,795	25,643,734

				418,070,415

Banks 0.2%

Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	24,870,096

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	26,490	25,433,388

				50,303,484

Building Materials 1.9%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	23,308,021
Gtd. Notes, 144A	7.375	06/05/27	2,680	2,874,506

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(a)	6.125	01/15/29	45,523	43,578,000

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	14,075	14,240,079

Griffon Corp.,
Gtd. Notes	5.750	03/01/28	63,851	63,554,351

JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	15,745	15,455,600
Gtd. Notes, 144A(a)	4.875	12/15/27	11,614	11,290,516

Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	14,755	13,690,120

See Notes to Financial Statements.

PGIM High Yield Fund     15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Masonite International Corp., (cont’d.)
Gtd. Notes, 144A(a)	5.375%	02/01/28	1,906	$1,947,848

MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/30	16,775	15,980,504

Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	19,275	17,604,173
Gtd. Notes, 144A	7.500	10/15/27	12,225	12,786,634

SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	62,337	62,338,277

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	39,875	35,544,506
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	62,291	58,818,128
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	16,220	15,924,381
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	23,535	23,694,731

Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	3,705	3,725,935
Gtd. Notes, 144A	6.500	03/15/27	4,301	4,435,151

				440,791,461

Chemicals 3.2%

Ashland LLC,
Gtd. Notes	6.875	05/15/43	36,370	44,329,020

ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250	09/30/28	13,500	12,993,295
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	9,475	8,647,800

Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	24,840	24,947,580
Gtd. Notes, 144A(a)	4.625	11/15/29	27,925	25,862,769
Gtd. Notes, 144A(a)	5.750	11/15/28	40,885	40,181,302

Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	41,923	38,937,897

Diamond BC BV,
Gtd. Notes, 144A(a)	4.625	10/01/29	12,003	10,884,533

EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	31,720	29,338,957

Hexion, Inc.,
Gtd. Notes, 144A(a)	7.875	07/15/27	45,016	47,534,178

Ingevity Corp.,
Gtd. Notes, 144A	3.875	11/01/28	8,103	7,629,182

NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	3,395	3,446,430

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

NOVA Chemicals Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.000%	05/01/25	7,100	$7,169,119
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	22,777	22,985,031

Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	19,050	17,807,297
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	10,834	9,939,994

Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	60,432	60,517,168

SCIH Salt Holdings, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	05/01/29	3,850	3,646,270

SPCM SA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	13,100	11,864,214

TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $ 67,161,094;
purchased 07/19/19 - 02/09/21)(f)	10.500	08/01/24	71,803	42,624,512
Sr. Sec’d. Notes, 144A (original cost $ 26,085,610;
purchased 02/01/21 - 09/27/21)(a)(f)	10.875	08/01/24	25,785	27,023,301
Sr. Sec’d. Notes, 144A (original cost $ 8,428,431;
purchased 02/03/22)^(f)	10.875	08/01/24	8,428	8,428,431

Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	68,455	64,654,257
Sr. Sec’d. Notes, 144A(a)	6.500	05/01/25	13,130	13,614,183

Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	17,554	16,639,377
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	22,525	20,247,636

Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	65,304	59,131,996
Sr. Sec’d. Notes, 144A(a)	9.500	07/01/25	23,430	25,167,696

WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27	17,304	17,232,926
Sr. Sec’d. Notes, 144A	5.625	10/01/24	8,030	8,191,967
Sr. Unsec’d. Notes, 144A(a)	5.625	08/15/29	20,925	20,105,089

				751,723,407

Coal 0.1%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A(a)	10.750	05/15/26	14,421	15,543,297

Commercial Services 4.0%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	33,773	30,185,325

See Notes to Financial Statements.

PGIM High Yield Fund     17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26		42,705	$43,761,836
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		70,973	66,365,963
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		66,612	69,947,641

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		40,288	38,224,109
Sr. Sec’d. Notes, 144A	4.625	06/01/28		35,956	33,713,214

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26		16,763	16,684,801

AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		12,147	11,533,402
Gtd. Notes, 144A	4.625	10/01/27		24,300	24,239,035

APi Escrow Corp.,
Gtd. Notes, 144A	4.750	10/15/29		10,704	10,103,998

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		28,975	27,708,826
Gtd. Notes, 144A(a)	5.375	03/01/29		475	467,000
Gtd. Notes, 144A	5.750	07/15/27		370	373,221
Gtd. Notes, 144A	5.750	07/15/27		619	623,689

Avis Budget Finance PLC,
Gtd. Notes(a)	4.750	01/30/26	EUR	11,000	12,401,272

Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		3,173	3,095,828
Gtd. Notes, 144A	5.500	07/15/25		7,910	8,090,331

Carriage Services, Inc.,
Gtd. Notes, 144A(a)	4.250	05/15/29		14,725	13,893,264

Gartner, Inc.,
Gtd. Notes, 144A(a)	3.625	06/15/29		13,275	12,895,941
Gtd. Notes, 144A(a)	3.750	10/01/30		7,598	7,389,059

Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26		9,950	9,528,446
Gtd. Notes, 144A	5.000	12/01/29		18,800	17,528,058

Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29		66,716	62,421,765

MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28		53,735	51,968,843

NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29		28,290	27,301,896

Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A(a)	5.000	02/01/25		8,024	8,077,893

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Service Corp. International,
Sr. Unsec’d. Notes	3.375%	08/15/30	14,439	$13,343,589
Sr. Unsec’d. Notes(a)	4.000	05/15/31	25,455	24,351,029

United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	23,383	22,222,731
Gtd. Notes(a)	3.875	02/15/31	15,427	14,912,689
Gtd. Notes(a)	4.000	07/15/30	7,875	7,737,833
Gtd. Notes(a)	4.875	01/15/28	72,360	73,861,673
Gtd. Notes(a)	5.250	01/15/30	47,895	49,837,554
Gtd. Notes	5.500	05/15/27	9	9,296

Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	108,824	114,071,035

				928,872,085

Computers 0.5%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	6,451,719

Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30	23,300	22,421,813

NCR Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	18,075	17,766,464
Gtd. Notes, 144A(a)	5.125	04/15/29	26,900	26,592,904
Gtd. Notes, 144A(a)	5.250	10/01/30	12,000	11,599,629
Gtd. Notes, 144A	5.750	09/01/27	11,642	11,822,972

Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	25,215	25,796,273

				122,451,774

Distribution/Wholesale 0.3%

Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	8,225	8,429,249

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	74,655	69,843,921

				78,273,170

Diversified Financial Services 2.9%

Alliance Data Systems Corp.,
Gtd. Notes, 144A	4.750	12/15/24	27,673	27,601,014

See Notes to Financial Statements.

PGIM High Yield Fund     19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375%	05/01/26	16,570	$16,211,982
Gtd. Notes, 144A	5.375	12/01/24	4,723	4,770,230

Home Point Capital, Inc.,
Gtd. Notes, 144A(a)	5.000	02/01/26	29,650	24,588,797

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	55,805	53,847,511

LD Holdings Group LLC,
Gtd. Notes, 144A(a)	6.125	04/01/28	46,088	41,075,005

LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	27,050	27,014,756

LPL Holdings, Inc.,
Gtd. Notes, 144A(a)	4.000	03/15/29	46,100	44,761,325
Gtd. Notes, 144A(a)	4.375	05/15/31	2,000	1,952,360

Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	64,275	60,579,188
Gtd. Notes, 144A(a)	5.500	08/15/28	4,135	4,133,654
Gtd. Notes, 144A	6.000	01/15/27	38,045	38,641,050

Navient Corp.,
Sr. Unsec’d. Notes(a)	5.500	03/15/29	29,975	28,401,743

OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	15,545	14,392,672
Gtd. Notes(a)	4.000	09/15/30	48,915	44,607,146
Gtd. Notes(a)	5.375	11/15/29	12,018	12,090,958
Gtd. Notes	6.625	01/15/28	52,184	55,821,885
Gtd. Notes	6.875	03/15/25	44,275	47,243,093
Gtd. Notes	7.125	03/15/26	64,555	70,005,121
Gtd. Notes	8.250	10/01/23	1,568	1,680,101

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/29	21,950	19,579,628
Gtd. Notes, 144A(a)	5.375	10/15/25	24,700	24,674,620

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	1,268	1,191,659
Gtd. Notes, 144A	4.000	10/15/33	2,625	2,442,744

VistaJet Malta Finance PLC/XO Management Holding,
Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	19,800	18,861,479

				686,169,721

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 4.3%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31	17,204	$15,731,697
Sr. Sec’d. Notes, 144A(a)	4.500	02/15/28	16,291	15,898,875
Sr. Sec’d. Notes, 144A	5.250	06/01/26	2,812	2,859,931
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	72,390	67,314,796
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	89,581	82,706,022
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	184,524	177,944,806

Keystone Power Pass-Through Holders LLC/Conemaugh
Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000% (original cost $22,220,883; purchased 01/17/19 - 12/01/21)(f)	13.000	06/01/24	25,282	16,433,105

Mirant Corp.,
Sr. Unsec’d. Notes, 144A (original cost $14; purchased 01/02/02 - 04/23/05)^(f)	0.000(cc)	07/15/49(d)	2,675	2,675

NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	34,533	35,306,455
Gtd. Notes	6.625	01/15/27	18,621	19,287,578
Gtd. Notes, 144A(a)	3.375	02/15/29	19,191	17,815,461
Gtd. Notes, 144A(a)	3.625	02/15/31	29,216	26,888,864
Gtd. Notes, 144A	3.875	02/15/32	27,740	25,709,146
Gtd. Notes, 144A(a)	5.250	06/15/29	30,516	31,115,588

PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	31,210	30,849,640
Sr. Sec’d. Notes(a)	5.250	07/01/30	96,710	95,999,076

Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	38,725	38,440,863
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50,365	51,827,955

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	42,050	40,819,170
Gtd. Notes, 144A(a)	5.000	07/31/27	85,269	85,954,468
Gtd. Notes, 144A	5.500	09/01/26	35,237	35,879,493
Gtd. Notes, 144A(a)	5.625	02/15/27	87,427	89,484,105

				1,004,269,769

Electrical Components & Equipment 0.3%

Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	15,622	14,077,517

See Notes to Financial Statements.

PGIM High Yield Fund     21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment (cont’d.)

WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	26,080	$27,296,053
Gtd. Notes, 144A	7.250	06/15/28	29,517	31,697,048

				73,070,618

Electronics 0.3%

II-VI, Inc.,
Gtd. Notes, 144A(a)	5.000	12/15/29	12,875	12,859,369

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	40,835	42,367,624

Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	8,090	7,813,828
Gtd. Notes, 144A	4.875	10/15/23	4,000	4,100,933
Gtd. Notes, 144A	5.000	10/01/25	1,225	1,267,218
Gtd. Notes, 144A	5.625	11/01/24	950	1,001,414

Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	9,200	8,608,876

				78,019,262

Engineering & Construction 0.3%

AECOM,
Gtd. Notes(a)	5.125	03/15/27	16,592	17,014,901

Artera Services LLC,
Sr. Sec’d. Notes, 144A	9.033	12/04/25	21,800	21,906,126

TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	17,200	16,143,940
Gtd. Notes, 144A	4.125	02/15/32	14,630	13,910,100

				68,975,067

Entertainment 3.1%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	17,673	16,323,080

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	20,700	21,463,576
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	32,100	30,448,150

CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	12,920	13,220,166

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Operations LLC,
Gtd. Notes(a)	6.500%	10/01/28		11,206	$11,518,835

Everi Holdings, Inc.,
Gtd. Notes, 144A(a)	5.000	07/15/29		9,973	9,777,362

Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		49,948	51,280,836

International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		7,575	7,513,992
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29		35,884	36,624,179
Sr. Sec’d. Notes, 144A	6.250	01/15/27		26,620	28,439,161
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25		10,681	11,291,426

Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.750	02/15/29		18,275	18,344,018

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		28,890	28,166,915

Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27		54,955	54,110,959

Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		35,160	32,509,586
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		66,134	66,998,965

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A(a)	5.625	09/01/29		33,800	30,707,906
Gtd. Notes, 144A(a)	5.875	09/01/31		47,870	43,442,025

Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30		16,375	16,270,562

Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	11,350	12,663,836
Gtd. Notes, 144A	8.250	03/15/26		92,932	97,061,439
Gtd. Notes, 144A	8.625	07/01/25		32,241	34,157,695

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		21,195	20,564,511
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		18,362	19,188,599

					712,087,779

Environmental Control 0.2%

GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28		8,700	8,084,587

See Notes to Financial Statements.

PGIM High Yield Fund     23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)

GFL Environmental, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	4.375%	08/15/29	18,700	$17,345,187

Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A(a)	5.875	06/30/29	12,900	11,701,125

				37,130,899

Foods 3.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26	1,950	1,878,164
Gtd. Notes, 144A(a)	3.500	03/15/29	14,234	13,237,266
Gtd. Notes, 144A(a)	4.625	01/15/27	19,860	19,963,825
Gtd. Notes, 144A(a)	5.875	02/15/28	2,500	2,596,650

B&G Foods, Inc.,
Gtd. Notes(a)	5.250	09/15/27	71,275	71,124,393

C&S Group Enterprises LLC,
Gtd. Notes, 144A(a)	5.000	12/15/28	32,684	28,425,566

Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25	19,988	19,995,302
Sr. Sec’d. Notes, 144A	4.625	11/15/28	19,195	18,481,862

JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28	27,850	29,421,074

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31	20,577	19,033,246
Gtd. Notes, 144A(a)	6.500	04/15/29	62,973	67,073,843
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30	27,373	28,303,700

Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	72,200	73,997,082
Gtd. Notes	4.625	10/01/39	950	1,016,078
Gtd. Notes	4.875	10/01/49	33,000	36,531,599
Gtd. Notes	5.000	07/15/35	7,205	8,101,352
Gtd. Notes	5.000	06/04/42	14,175	15,608,303
Gtd. Notes	5.200	07/15/45	11,700	13,220,236
Gtd. Notes	5.500	06/01/50	41,869	50,220,870

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	28,434	27,490,674
Gtd. Notes, 144A(a)	4.375	01/31/32	26,588	25,843,451

Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	3.500	03/01/32	12,900	11,872,458
Gtd. Notes, 144A	4.250	04/15/31	42,937	41,495,354

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Pilgrim’s Pride Corp., (cont’d.)
Gtd. Notes, 144A(a)	5.875%	09/30/27	54,965	$56,521,420

Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	37,761	35,581,823
Gtd. Notes, 144A(a)	5.500	12/15/29	30,829	31,082,024
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	57,149	52,920,445

US Foods, Inc.,
Gtd. Notes, 144A(a)	4.750	02/15/29	14,000	13,846,718

				814,884,778

Gas 1.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	58,338	59,340,626
Sr. Unsec’d. Notes	5.625	05/20/24	20,030	20,482,778
Sr. Unsec’d. Notes	5.750	05/20/27	46,744	47,207,253
Sr. Unsec’d. Notes	5.875	08/20/26	38,952	39,767,623

Ferrellgas Escrow LLC,
Sr. Unsec’d. Notes^	8.956	03/30/31	142,275	142,275,000

				309,073,280

Healthcare-Products 0.8%

Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.875	04/01/29	107,744	102,317,430
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29	91,760	87,913,936

				190,231,366

Healthcare-Services 3.9%

Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	3.500	04/01/30	18,798	17,526,807

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	18,650	18,097,450

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	81,872	74,933,340
Gtd. Notes, 144A(a)	4.625	06/01/30	91,485	87,708,920

HCA, Inc.,
Gtd. Notes	3.500	09/01/30	22,448	22,225,559
Gtd. Notes	5.625	09/01/28	651	721,180
Gtd. Notes	5.875	02/01/29	9,375	10,473,607
Gtd. Notes	7.050	12/01/27	14,000	16,043,193
Gtd. Notes	7.500	11/06/33	17,650	23,323,871

See Notes to Financial Statements.

PGIM High Yield Fund     25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

HCA, Inc., (cont’d.)
Gtd. Notes, MTN	7.580%	09/15/25	7,101	$7,965,565
Gtd. Notes, MTN	7.750	07/15/36	25,990	33,804,003

Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	2,275	2,171,178
Sr. Sec’d. Notes, 144A	6.750	04/15/25	12,590	13,039,254

LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	5.375	01/15/29	15,636	14,678,302

MEDNAX, Inc.,
Gtd. Notes, 144A(a)	5.375	02/15/30	19,400	19,306,389

Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.875	05/15/32	6,500	6,371,887

Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	51,239	52,373,378

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	99,549	104,451,008

Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	122,193	123,723,352
Sec’d. Notes, 144A	6.250	02/01/27	38,589	39,680,235
Sr. Sec’d. Notes	4.625	07/15/24	3,490	3,501,899
Sr. Sec’d. Notes, 144A(a)	4.250	06/01/29	76,860	74,177,588
Sr. Sec’d. Notes, 144A(a)	4.375	01/15/30	47,623	45,996,989
Sr. Sec’d. Notes, 144A	4.625	06/15/28	11,343	11,105,232
Sr. Sec’d. Notes, 144A	4.875	01/01/26	10,354	10,422,887
Sr. Sec’d. Notes, 144A	5.125	11/01/27	875	892,026
Sr. Unsec’d. Notes(a)	6.750	06/15/23	4,744	4,940,449
Sr. Unsec’d. Notes	6.875	11/15/31	58,616	62,616,318

				902,271,866

Home Builders 4.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	16,934	16,058,106
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,662	21,313,779
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,499	12,838,871

Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	42,983	42,795,072
Gtd. Notes	6.750	03/15/25	30,526	30,942,038
Gtd. Notes(a)	7.250	10/15/29	98,083	99,264,776

Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	54,507	49,898,196

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), (cont’d.)
Gtd. Notes, 144A	6.250%	09/15/27	37,618	$37,862,931
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	22,274	20,953,055

Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	32,688	33,968,699
Gtd. Notes, 144A	3.875	08/15/29	14,944	13,869,939

Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	17,765	16,861,764
Gtd. Notes, 144A	5.000	03/01/28	20,845	20,163,865

KB Home,
Gtd. Notes(a)	4.000	06/15/31	38,040	36,510,224
Gtd. Notes	4.800	11/15/29	27,614	27,621,334
Gtd. Notes	6.875	06/15/27	22,975	25,247,619

M/I Homes, Inc.,
Gtd. Notes(a)	3.950	02/15/30	3,850	3,502,168
Gtd. Notes	4.950	02/01/28	33,264	32,528,513

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	54,483	51,208,409
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	34,931	35,059,142

Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	16,600	17,253,819
Gtd. Notes	6.000	06/01/25	10,775	11,479,123

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	50,925	49,012,185
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	14,991	14,255,635

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	33,413	34,388,173

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	20,419	21,199,270
Gtd. Notes, 144A	5.875	06/15/27	41,859	43,933,028
Gtd. Notes, 144A	6.625	07/15/27	47,023	48,375,373
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	74,679	74,549,280

Taylor Morrison Communities, Inc./Taylor Morrison
Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	11,565	11,936,571
Gtd. Notes, 144A	5.875	04/15/23	16,125	16,478,079

Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	5,953	5,947,195
Gtd. Notes	5.700	06/15/28	37,880	38,199,708

				1,015,475,939

See Notes to Financial Statements.

PGIM High Yield Fund     27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Furnishings 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A(a)	4.000%	04/15/29	7,067	$6,661,982

Household Products/Wares 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A(a)	4.250	03/15/29	37,750	35,261,275
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31	1,955	1,828,450
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	26,414,632
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	4,915,000
Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875	03/15/31	4,490	4,114,367
Gtd. Notes, 144A	5.000	10/01/29	4,975	4,970,586

				77,504,310

Housewares 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	34,309	31,517,749
Gtd. Notes(a)	4.375	02/01/32	13,600	12,647,973
Gtd. Notes(a)	4.500	10/15/29	15,154	14,623,610
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	69,333	62,227,315

				121,016,647

Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.000	08/01/29	30,575	27,705,440
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.875	06/30/29	11,350	10,860,354
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.875	04/15/29	29,000	27,044,040

				65,609,834

Internet 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	09/15/27	33,990	31,849,330
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,103	21,971,742

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A(a)	3.500%	03/01/29	18,057	$17,127,861
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	34,320	34,370,573

				105,319,506

Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	37,720	39,539,896
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	9.875	10/17/25	1,827	2,034,540
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	10,575	10,216,429
Sr. Unsec’d. Notes	4.375	03/15/32	10,575	10,165,303
TMS International Corp.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/29	5,300	5,093,527
United States Steel Corp.,
Sr. Unsec’d. Notes(a)	6.875	03/01/29	38,890	39,960,165

				107,009,860

Leisure Time 0.2%
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	1,150	1,160,936
Viking Cruises Ltd.,
Gtd. Notes, 144A(a)	5.875	09/15/27	11,175	10,376,288
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	6,525	6,157,526
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	22,043	20,744,869

				38,439,619

Lodging 1.5%
Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	8,007	8,041,821
Gtd. Notes, 144A(a)	4.750	06/15/31	10,650	10,463,434
Gtd. Notes, 144A	8.625	06/01/25	12,972	13,679,159
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	59,010	56,091,076
Gtd. Notes, 144A(a)	3.750	05/01/29	3,870	3,746,380
Gtd. Notes, 144A(a)	4.000	05/01/31	6,459	6,315,151

See Notes to Financial Statements.

PGIM High Yield Fund     29

Schedule of Investments  (unaudited)(continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Hilton Domestic Operating Co., Inc., (cont’d.)
Gtd. Notes, 144A(a)	5.375%	05/01/25	3,208	$3,306,588
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	2,420	2,426,909
Gtd. Notes(a)	4.750	10/15/28	49,442	49,325,164
Gtd. Notes(a)	5.500	04/15/27	42,586	43,960,167
Gtd. Notes	6.750	05/01/25	76,654	79,388,336
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	5.875	05/15/25	9,180	9,091,494
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	7,625	7,056,202
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	12,757,604
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	3,400	3,093,717
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	5,750	5,048,990
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	44,560	38,831,853

				352,624,045

Machinery-Construction & Mining 0.1%
Terex Corp.,
Gtd. Notes, 144A(a)	5.000	05/15/29	29,175	28,897,445

Machinery-Diversified 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625	12/15/28	28,632	27,882,237
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125	08/01/24	44,823	45,723,393
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A(a)	7.625	07/15/28	5,410	5,506,074
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	14,525	14,479,875

				93,591,579

Media 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	107,761	102,351,379
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	107,178	100,592,241
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	47,741	43,882,796
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	35,250	33,033,062
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	15,350	15,079,170
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,600	29,779,776

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.125%	05/01/27	28,653	$29,022,501
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	23,956	24,332,400
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	39,039	39,907,850
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	23,137,116
Gtd. Notes, 144A(a)	4.125	12/01/30	21,175	19,029,512
Gtd. Notes, 144A	4.500	11/15/31	8,756	7,968,614
Gtd. Notes, 144A(a)	5.375	02/01/28	15,756	15,326,569
Gtd. Notes, 144A(a)	5.500	04/15/27	30,380	30,432,770
Gtd. Notes, 144A(a)	6.500	02/01/29	5,100	5,162,521
Sr. Unsec’d. Notes(a)	5.250	06/01/24	8,000	8,103,071
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	126,245	105,255,316
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31	30,115	25,094,312
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	43,922	38,860,524
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	23,972	23,942,968
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	258,736	60,761,322
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	135,301	55,628,533
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	14,791	14,947,244
Gtd. Notes(a)	5.125	06/01/29	59,884	50,498,960
Gtd. Notes	5.875	07/15/22	6,128	6,184,534
Gtd. Notes(a)	5.875	11/15/24	4,975	4,975,783
Gtd. Notes(a)	7.375	07/01/28	12,040	11,356,104
Gtd. Notes(a)	7.750	07/01/26	182,546	184,211,495
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	47,204	48,262,020
Gtd. Notes, 144A(a)	7.000	05/15/27	2,784	2,926,931
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	19,035	19,825,505
Sr. Sec’d. Notes(a)	6.375	05/01/26	14,955	15,417,614
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	7,675	7,588,182
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	18,225	17,479,674
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	22,518	21,876,383
Gtd. Notes, 144A(a)	5.625	07/15/27	19,731	20,173,733

See Notes to Financial Statements.

PGIM High Yield Fund     31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500%	09/15/26	34,177	$32,691,778
Sr. Unsec’d. Notes, 144A(a)	6.500	09/15/28	44,270	42,046,346
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	11,000	10,332,758
Sr. Unsec’d. Notes, 144A(a)	5.375	01/15/31	26,011	24,729,564
Scripps Escrow, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/27	11,416	11,414,551
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	28,766	26,198,207
Gtd. Notes, 144A	5.875	03/15/26	28,864	28,653,475
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	21,907	20,835,056
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	32,406	32,639,269
Sr. Sec’d. Notes, 144A	6.625	06/01/27	92,131	96,115,741
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	45,050	43,699,589
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,679,425

				1,633,444,244

Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29	18,025	17,403,986

Mining 1.9%
Constellium SE,
Gtd. Notes, 144A(a)	5.875	02/15/26	15,600	15,797,185
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	51,625	52,123,073
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	81,201	82,171,610
Gtd. Notes, 144A(a)	6.875	10/15/27	32,380	34,445,080
Gtd. Notes, 144A(a)	7.250	04/01/23	26,190	26,230,454
Gtd. Notes, 144A	7.500	04/01/25	31,636	32,280,258
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	14,005	14,230,565
Hecla Mining Co.,
Gtd. Notes(a)	7.250	02/15/28	22,390	23,509,708
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	13,025	12,689,627

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Hudbay Minerals, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A(a)	6.125%	04/01/29	37,970	$38,926,631
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A(a)	5.750	10/15/28	7,168	6,543,093
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375	05/15/25	25,734	26,120,010
Gtd. Notes, 144A(a)	7.500	07/15/27	49,419	51,515,093
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	2,437	2,325,967
Gtd. Notes, 144A	3.875	08/15/31	5,098	4,697,040
Gtd. Notes, 144A(a)	4.750	01/30/30	27,154	26,520,482

				450,125,876

Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	9,075	9,235,547
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	26,667	26,250,764

				35,486,311

Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	13,310	12,403,038
Gtd. Notes	4.125	05/01/25	17,650	17,889,417

				30,292,455

Oil & Gas 6.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	31,475	33,272,952
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)	104,709	712,021
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	55,144	55,833,300
Gtd. Notes, 144A(a)	5.375	03/01/30	38,350	39,072,545
Gtd. Notes, 144A(a)	7.625	02/01/29	33,477	36,273,019
Gtd. Notes, 144A	8.375	07/15/26	6,846	7,518,499
Apache Corp.,
Sr. Unsec’d. Notes(a)	5.100	09/01/40	6,832	6,836,680
Sr. Unsec’d. Notes	5.350	07/01/49	2,750	2,725,516

See Notes to Financial Statements.

PGIM High Yield Fund     33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000%	11/01/26	23,103	$22,833,483
Gtd. Notes, 144A	9.000	11/01/27	30,497	39,622,175
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	12,735	13,044,510
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	72,725	76,003,946
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	17,495	17,981,097
Gtd. Notes, 144A(a)	5.875	02/01/29	13,620	14,076,763
Gtd. Notes, 144A	6.750	04/15/29	30,884	32,629,154
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	23,256	23,253,981
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A(a)	7.000	06/15/25	58,830	58,980,785
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	58,228	61,568,618
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,625	18,032,632
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	32,629,082
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	7,850	7,975,447
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,573,280
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.875	06/15/28	115	122,435
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	43,109	44,681,357
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	26,034	27,203,499
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.900	10/01/27	50,618	51,197,914
Sr. Unsec’d. Notes(a)	5.000	01/15/29	14,250	15,042,264
Sr. Unsec’d. Notes(a)	7.500	02/01/30	32,699	39,002,933
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.750	02/01/29	27,440	27,549,493
Sr. Unsec’d. Notes, 144A(a)	6.000	02/01/31	8,200	8,327,131
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	45,673	46,582,789
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	32,425	32,803,492
Gtd. Notes, 144A(a)	7.125	02/01/27	56,824	59,318,124
Sec’d. Notes, 144A	6.500	01/15/25	1,705	1,730,579
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	26,955	26,254,557

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Nabors Industries Ltd., (cont’d.)
Gtd. Notes, 144A(a)	7.500%	01/15/28	66,885	$64,025,486
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	50,195	48,092,580
Gtd. Notes, 144A	7.375	05/15/27	1,775	1,838,703
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	5.500	12/01/25	1,525	1,637,306
Sr. Unsec’d. Notes(a)	5.550	03/15/26	13,330	14,324,684
Sr. Unsec’d. Notes	5.875	09/01/25	800	859,321
Sr. Unsec’d. Notes(a)	6.125	01/01/31	7,475	8,495,387
Sr. Unsec’d. Notes	6.200	03/15/40	1,771	1,972,256
Sr. Unsec’d. Notes	6.450	09/15/36	2,000	2,350,883
Sr. Unsec’d. Notes(a)	6.625	09/01/30	5,133	5,973,330
Sr. Unsec’d. Notes	6.950	07/01/24	875	951,679
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,347,388
Sr. Unsec’d. Notes	7.150	05/15/28	22,392	24,530,414
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,629,795
Sr. Unsec’d. Notes	7.200	03/15/29	2,882	3,308,183
Sr. Unsec’d. Notes	7.875	09/15/31	1,200	1,485,349
Sr. Unsec’d. Notes	7.950	04/15/29	9,025	10,289,286
Sr. Unsec’d. Notes	7.950	06/15/39	8,600	10,858,082
Sr. Unsec’d. Notes	8.500	07/15/27	1,000	1,205,745
Sr. Unsec’d. Notes	8.875	07/15/30	4,650	5,993,610
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	21,100	19,900,816
Gtd. Notes, 144A(a)	4.625	05/01/30	21,475	20,276,633
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	8,275	8,286,843
Gtd. Notes, 144A	7.125	01/15/26	29,218	29,545,319
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	54,780	55,575,970
Gtd. Notes	5.000	08/15/22	2,154	2,162,335
Gtd. Notes	5.000	03/15/23	1,917	1,938,654
Gtd. Notes, 144A(a)	4.750	02/15/30	9,625	9,418,085
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	26,100	26,057,153
Gtd. Notes(a)	5.375	02/01/29	5,625	5,785,048
Gtd. Notes(a)	5.375	03/15/30	65,275	67,394,892
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	26,502	25,439,251
Gtd. Notes(a)	5.875	03/15/28	3,936	4,004,880
Gtd. Notes(a)	6.000	04/15/27	3,496	3,611,477

See Notes to Financial Statements.

PGIM High Yield Fund     35

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes, 144A	4.500%	04/30/30	29,625	$28,361,679
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	38,328	29,841,134
Gtd. Notes, 144A	7.500	01/15/26	15,083	11,679,849
Gtd. Notes, 144A(a)	8.000	02/01/27	13,220	9,798,984
Gtd. Notes, 144A(a)	11.500	01/30/27	3,550	3,549,875

				1,563,064,396

Packaging & Containers 1.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	39,731	38,040,667
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	1,915	1,795,681
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	12,475	12,100,489
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	27,745	26,357,953
Graham Packaging Co., Inc.,
Gtd. Notes, 144A(a)	7.125	08/15/28	33,920	32,648,198
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	18,724,517
Intelligent Packaging Ltd. Finco, Inc./Intelligent
Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	35,826	34,873,324
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	24,240	23,193,799
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	44,552	41,442,072
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	3,961	4,073,153
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	13,725	13,135,623
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,440,130
Gtd. Notes, 144A(a)	6.625	05/13/27	27,803	28,819,990
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	21,350	19,717,939

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A(a)	4.000%	10/15/27	2,650	$2,456,464
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	14,100	13,283,158

				315,103,157

Pharmaceuticals 3.0%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	46,294	41,782,404
Gtd. Notes, 144A(a)	5.125	03/01/30	19,775	18,384,198
Gtd. Notes, 144A(a)	6.125	08/01/28	21,478	21,413,304
Bausch Health Americas, Inc.,
Gtd. Notes, 144A(a)	8.500	01/31/27	12,823	12,984,821
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	39,122	32,750,499
Gtd. Notes, 144A	5.000	02/15/29	57,861	46,852,332
Gtd. Notes, 144A(a)	5.250	01/30/30	98,483	79,559,401
Gtd. Notes, 144A(a)	5.250	02/15/31	42,358	33,674,610
Gtd. Notes, 144A	6.125	04/15/25	23,465	23,702,473
Gtd. Notes, 144A	6.250	02/15/29	182,344	155,384,622
Gtd. Notes, 144A	7.000	01/15/28	31,008	28,384,470
Gtd. Notes, 144A	7.250	05/30/29	4,396	3,842,659
Sr. Sec’d. Notes, 144A(a)	4.875	06/01/28	4,474	4,302,361
Sr. Sec’d. Notes, 144A	6.125	02/01/27	500	504,082
Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30	16,425	16,190,754
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	06/30/28	16,648	11,018,840
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A	6.125	04/01/29	15,100	14,222,967
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	40,113	39,768,114
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	31,038	30,474,032
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	32,051	32,012,511
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	41,867	40,063,910
Prestige Brands, Inc.,
Gtd. Notes, 144A(a)	3.750	04/01/31	21,698	19,999,894

				707,273,258

See Notes to Financial Statements.

PGIM High Yield Fund     37

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.3%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A(a)	5.375%	06/15/29	30,975	$31,129,875
Gtd. Notes, 144A	5.750	03/01/27	36,390	37,059,654
Gtd. Notes, 144A(a)	5.750	01/15/28	41,253	41,793,569
Gtd. Notes, 144A(a)	7.875	05/15/26	8,470	9,111,941

Cheniere Energy Partners LP,
Gtd. Notes(a)	4.000	03/01/31	39,175	38,597,632
Gtd. Notes(a)	4.500	10/01/29	3,847	3,920,323

Cheniere Energy, Inc.,
Sr. Sec’d. Notes(a)	4.625	10/15/28	95,572	97,651,434

CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	6,950	6,703,609

DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	10,361	10,922,681
Gtd. Notes	5.625	07/15/27	15,410	16,513,107
Gtd. Notes, 144A(a)	6.450	11/03/36	3,455	4,180,917

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,825	17,415,947

EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	47,857
Sr. Unsec’d. Notes	4.750	07/15/23	4,494	4,496,590
Sr. Unsec’d. Notes(a)	5.500	07/15/28	2,300	2,256,942
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	10,370	10,574,373
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/27	26,949	28,204,654

Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	16,086	16,320,168
Gtd. Notes(a)	7.000	08/01/27	14,055	14,269,402

Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,500	5,394,270
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,866,445
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	143,863
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,623	54,530,892
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	9,417	9,796,137

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	58,292	56,167,922
Gtd. Notes, 144A	6.000	03/01/27	14,884	14,944,369
Gtd. Notes, 144A	6.000	12/31/30	26,692	25,713,213
Gtd. Notes, 144A	6.000	09/01/31	163	155,301
Gtd. Notes, 144A	7.500	10/01/25	8,147	8,551,073

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Targa Resources Partners LP/Targa Resources Partners
Finance Corp.,
Gtd. Notes(a)	4.875%	02/01/31	16,739	$17,231,606
Gtd. Notes(a)	5.000	01/15/28	9,690	10,001,017
Gtd. Notes(a)	5.375	02/01/27	8,562	8,806,313
Gtd. Notes	5.500	03/01/30	7,090	7,510,407
Gtd. Notes	6.875	01/15/29	1,250	1,361,575

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	20,685	20,290,194
Sr. Sec’d. Notes, 144A	4.125	08/15/31	16,135	15,976,695

Western Midstream Operating LP,
Sr. Unsec’d. Notes(a)	3.600	02/01/25	11,451	11,478,136
Sr. Unsec’d. Notes	3.950	06/01/25	29,329	29,655,689
Sr. Unsec’d. Notes	4.500	03/01/28	325	336,395
Sr. Unsec’d. Notes(a)	4.550	02/01/30	43,494	44,618,744
Sr. Unsec’d. Notes	5.450	04/01/44	3,070	3,148,237
Sr. Unsec’d. Notes(a)	5.500	08/15/48	7,755	7,956,534
Sr. Unsec’d. Notes(a)	5.750	02/01/50	10,200	10,343,599

				759,149,301

Real Estate 1.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	68,594	70,201,563

Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	39,691	40,227,465

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	35,975	34,140,899
Gtd. Notes, 144A	4.375	02/01/31	26,075	24,607,266
Gtd. Notes, 144A	5.375	08/01/28	31,235	31,548,803

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	61,025	58,477,716

Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	5.250	04/15/30	1,885	1,795,696
Gtd. Notes, 144A(a)	5.750	01/15/29	1,000	988,775

				261,988,183

Real Estate Investment Trusts (REITs) 2.7%

Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	45,036	38,963,535
Gtd. Notes	9.750	06/15/25	79,624	84,200,885
Sr. Unsec’d. Notes	4.750	05/01/24	6,959	6,852,839

See Notes to Financial Statements.

PGIM High Yield Fund     39

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Diversified Healthcare Trust, (cont’d.)
Sr. Unsec’d. Notes(a)	4.750%	02/15/28	49,604	$44,989,161

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,393,333
Gtd. Notes	4.500	01/15/28	20,579	21,658,963
Gtd. Notes	5.625	05/01/24	601	625,041
Gtd. Notes, 144A	4.625	06/15/25	6,195	6,414,641

MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	42,225	39,808,561
Gtd. Notes(a)	5.000	10/15/27	14,888	15,229,028

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(a)	5.875	10/01/28	20,494	20,864,857
Sr. Sec’d. Notes, 144A	7.500	06/01/25	67,840	70,924,188

RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A(a)	4.500	02/15/29	10,650	10,070,294

Sabra Health Care LP,
Gtd. Notes	5.125	08/15/26	6,308	6,687,472

SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	13,690	12,711,408
Sr. Unsec’d. Notes(a)	3.875	02/15/27	6,040	6,025,147

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(a)	7.875	02/15/25	131,758	137,318,218

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28	35,430	33,762,562

VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	1,240	1,241,211
Gtd. Notes, 144A(a)	4.250	12/01/26	20,097	20,320,846
Gtd. Notes, 144A(a)	4.625	12/01/29	37,681	38,502,094

				624,564,284

Retail 3.8%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	106,543	98,366,750
Sr. Sec’d. Notes, 144A(a)	3.500	02/15/29	1,375	1,293,793
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28	12,903	12,608,523

At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29	70,422	62,849,917

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

At Home Group, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	4.875%	07/15/28		7,850	$7,237,764

Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		25,021	25,639,500
Sr. Unsec’d. Notes(a)	3.875	05/15/23		17,690	17,842,796

Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A(a)	5.875	07/01/29		36,550	31,412,647

eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	26,954	28,937,730
Sr. Sec’d. Notes	6.250	10/30/25	EUR	32,433	35,729,105
Sr. Sec’d. Notes, 144A	6.750	02/07/25		7,825	7,820,213
Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25		27,900	28,344,278

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		41,325	39,336,081
Sr. Sec’d. Notes, 144A	4.625	01/15/29		19,275	18,458,523

Foundation Building Materials, Inc.,
Gtd. Notes, 144A(a)	6.000	03/01/29		43,689	40,778,019

Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		20,244	18,356,876
Gtd. Notes, 144A(a)	3.875	10/01/31		43,620	39,141,050

LBM Acquisition LLC,
Gtd. Notes, 144A(a)	6.250	01/15/29		37,870	35,070,938

LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		21,575	20,535,869

Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		84,039	72,213,260

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	5.625	12/01/25		60,970	61,787,659
Sec’d. Notes, 144A	8.750	04/30/25		21,264	22,326,671

SRS Distribution, Inc.,
Gtd. Notes, 144A(a)	6.000	12/01/29		21,275	20,102,762

Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.875	03/01/27		44,787	45,683,066
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		24,208	23,121,569

Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29		50,175	47,875,856

See Notes to Financial Statements.

PGIM High Yield Fund     41

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A(a)	6.875%	10/15/28	25,285	$25,166,970

White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	4,125	4,155,690

				892,193,875

Semiconductors 0.2%

Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	48,883	50,061,409

Software 0.6%

Black Knight InfoServ LLC,
Gtd. Notes, 144A(a)	3.625	09/01/28	54,901	52,037,123

Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	33,648	34,834,315

Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	565	565,366

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	03/01/25	17,951	17,875,499

Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	5.000	12/15/29	8,875	8,572,518

Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.500	02/15/28	19,200	17,428,446

				131,313,267

Telecommunications 5.4%

Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A	6.000	02/15/28	1,090	963,695

Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27	72,815	76,696,351

CommScope Technologies LLC,
Gtd. Notes, 144A(a)	6.000	06/15/25	65,885	64,512,938

CommScope, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.000	03/01/26	34,279	35,102,686

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%(a)	10.000	04/01/24	10,922	10,904,503
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%(a)	8.000	04/01/25	16,194	14,655,161

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000%	12/31/26		58,118	$55,647,601
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		75,925	75,818,522
Sr. Sec’d. Notes, 144A	8.750	05/25/24		82,861	83,839,027

Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		178,995	168,686,150

Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,871,621
Sr. Sec’d. Notes, 144A(a)	6.500	10/15/26		28,950	28,935,489
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		33,225	33,193,183

Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		102,045	102,822,275

Intelsat Jackson Holdings SA Escrow (Luxembourg),
Sr. Unsec’d. Notes^	5.500	08/01/23(d)		110,159	110
Sr. Unsec’d. Notes, 144A^	8.500	10/15/24(d)		55,297	55
Sr. Unsec’d. Notes, 144A^	9.750	07/15/25(d)		89,167	89

Level 3 Financing, Inc.,
Gtd. Notes(a)	5.250	03/15/26		8,633	8,660,549
Gtd. Notes	5.375	05/01/25		4,295	4,320,563
Gtd. Notes, 144A(a)	3.750	07/15/29		11,314	10,093,948
Gtd. Notes, 144A	4.250	07/01/28		19,880	18,371,660
Gtd. Notes, 144A	4.625	09/15/27		700	675,393

Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		26,705	23,503,242
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		26,197	23,046,572
Sr. Unsec’d. Notes, Series W(a)	6.750	12/01/23		11,701	12,227,052

Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28		12,811	15,198,620
Gtd. Notes	8.750	03/15/32		34,652	48,059,842

Sprint Corp.,
Gtd. Notes	7.125	06/15/24		35,542	38,502,359
Gtd. Notes	7.625	02/15/25		47,843	53,021,086
Gtd. Notes(a)	7.625	03/01/26		17,625	20,100,232
Gtd. Notes	7.875	09/15/23		74,404	79,958,917

Switch Ltd.,
Gtd. Notes, 144A	4.125	06/15/29		11,800	11,291,442

Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27		6,300	6,298,071
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		45,392	43,415,188
Sr. Unsec’d. Notes, 144A(a)	6.500	07/15/28		11,680	10,776,969

See Notes to Financial Statements.

PGIM High Yield Fund     43

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Viavi Solutions, Inc.,
Gtd. Notes, 144A	3.750%	10/01/29	6,925	$6,571,093

Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	22,743	21,603,407
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	44,239	41,081,968

				1,251,427,629

Toys/Games/Hobbies 0.0%

Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26	1,875	1,862,016

Transportation 0.1%

XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	21,063	21,835,457

Trucking & Leasing 0.1%

Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/28	31,520	30,093,118

TOTAL CORPORATE BONDS (cost $20,602,073,867)				20,100,138,766

			Shares
COMMON STOCKS 3.1%

Chemicals 0.0%

Ashland Global Holdings, Inc.*			230	—

Hexion Holdings Corp. (Class B Stock)*			343,580	10,197,454

				10,197,454

Diversified Telecommunication Services 0.4%

Intelsat Emergence SA (Luxembourg)			2,411,616	82,145,670

Electric Utilities 0.2%

GenOn Energy Holdings, Inc. (Class A Stock) (original cost $21,213,596; purchased 02/28/19 - 10/23/20)*^(f)			195,390	27,354,600

Keycon Power Holdings LLC*^			82,238	11,595,558

				38,950,158

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities 0.6%

Ferrellgas Partners LP (Class B Stock)	508,445	$128,636,585

Hotels, Restaurants & Leisure 0.0%

CEC Entertainment, Inc.*	240,485	4,268,609

Independent Power & Renewable Electricity Producers 0.0%

Vistra Corp.	342,429	7,814,230

Oil, Gas & Consumable Fuels 1.9%

Chesapeake Energy Corp.(a)	4,876,978	376,746,550

Chesapeake Energy Corp. Backstop Commitment	28,045	2,166,476

Civitas Resources, Inc.(a)	1,304,493	65,837,762

		444,750,788

TOTAL COMMON STOCKS (cost $343,743,045)		716,763,494

PREFERRED STOCKS 0.0%

Capital Markets 0.0%

Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	87,000	2,314,200

Construction Materials 0.0%

New Millennium Homes LLC, Maturing 01/01/49*^	2,000	14,000

Media 0.0%

Adelphia Communications Corp.*^	20,000	20

TOTAL PREFERRED STOCKS (cost $2,193,416)		2,328,220

	Units

RIGHTS* 0.0%

Diversified Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	252,559	481,428

See Notes to Financial Statements.

PGIM High Yield Fund     45

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Units	Value

RIGHTS (Continued)

Diversified Telecommunication Services (cont’d.)

Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	252,559	$88,749

TOTAL RIGHTS (cost $0)		570,177

WARRANTS* 0.1%

Chemicals 0.0%

TPC Group, Inc., expiring 08/01/24 (original cost $5; purchased 02/02/21)^(f)	48,201,233	226,546

Oil, Gas & Consumable Fuels 0.1%

Athabasca Oil Corp. (Canada), expiring 11/01/26	70,725	12,994,389

TOTAL WARRANTS (cost $5)		13,220,935

TOTAL LONG-TERM INVESTMENTS (cost $22,076,050,723)		21,957,885,873

	Shares

SHORT-TERM INVESTMENTS 17.7%

AFFILIATED MUTUAL FUND 13.6%

PGIM Institutional Money Market Fund

(cost $3,173,737,189; includes $3,173,576,440 of cash collateral for securities on loan)(b)(wa)	3,176,092,874	3,173,552,000

UNAFFILIATED FUND 4.1%

Dreyfus Government Cash Management (Institutional Shares) (cost $942,399,737)	942,399,737	942,399,737

TOTAL SHORT-TERM INVESTMENTS (cost $4,116,136,926)		4,115,951,737

TOTAL INVESTMENTS 112.1% (cost $26,192,187,649)		26,073,837,610

Liabilities in excess of other assets(z) (12.1)%		(2,816,463,383)

NET ASSETS 100.0%		$23,257,374,227

See Notes to Financial Statements.

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

DIP—Debtor-In-Possession

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $255,428,871 and 1.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,113,000,458; cash collateral of $3,173,576,440 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $145,109,633. The aggregate value of $122,093,170 is 0.5% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM High Yield Fund     47

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
3,048	2 Year U.S. Treasury Notes	Jun. 2022	$656,010,561	$2,139,527
338	5 Year Euro-Bobl	Mar. 2022	49,972,632	(887,100)
10,828	5 Year U.S. Treasury Notes	Jun. 2022	1,280,749,375	8,908,530
2,829	10 Year U.S. Treasury Notes	Jun. 2022	360,520,688	3,235,273
503	20 Year U.S. Treasury Bonds	Jun. 2022	78,813,813	1,034,812
10	Euro Schatz Index	Mar. 2022	1,255,688	(2,699)

				14,428,343

Short Positions:
153	10 Year Euro-Bund	Mar. 2022	28,655,921	1,231,120
837	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	155,629,688	(1,577,109)

				(345,989)

				$14,082,354

Forward foreign currency exchange contracts outstanding at February 28, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 03/02/22	Morgan Stanley & Co. International PLC	EUR	69,524	$78,835,064	$77,959,302	$—	$(875,762)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/22	Bank of America, N.A.	EUR	3,502	$3,954,712	$3,927,158	$27,554	$—
Expiring 03/02/22	Bank of America, N.A.	EUR	3,431	3,866,834	3,846,806	20,028	—
Expiring 03/02/22	BNP Paribas S.A.	EUR	58,995	66,571,484	66,152,822	418,662	—
Expiring 03/02/22	Morgan Stanley & Co. International PLC	EUR	3,596	4,074,766	4,032,515	42,251	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	69,524	78,909,454	78,070,262	839,192	—

				$157,377,250	$156,029,563	1,347,687	—

						$1,347,687	$(875,762)

See Notes to Financial Statements.

Credit default swap agreements outstanding at February 28, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000	%(Q)	19,150	1.458%	$398,851	$211,436	$187,415	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 28, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.37.V1	12/20/26	5.000%	345,525	$(19,206,353)	$(22,884,690)	$(3,678,337)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

See Notes to Financial Statements.

PGIM High Yield Fund     49

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 28, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Morgan Stanley & Co. International PLC	3/20/22	77,590	$(2,154,011)	$—	$(2,154,011)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	3/20/22	269,970	(7,893,224)	—	(7,893,224)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	3/20/22	552,090	(15,653,060)	—	(15,653,060)

					$(25,700,295)	$—	$(25,700,295)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$211,436	$—	$187,415	$(25,700,295)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$19,101,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligation	$—	$24,989,500	$—
Bank Loans	—	1,024,084,827	64,249,589
Convertible Bond	—	11,540,365	—
Corporate Bonds	—	19,948,720,385	151,418,381
Common Stocks	460,595,996	217,217,340	38,950,158
Preferred Stocks	2,314,200	—	14,020
Rights	—	—	570,177
Warrants	—	12,994,389	226,546
Short-Term Investments
Affiliated Mutual Fund	3,173,552,000	—	—
Unaffiliated Fund	942,399,737	—	—

Total	$4,578,861,933	$21,239,546,806	$255,428,871

Other Financial Instruments*
Assets
Futures Contracts	$16,549,262	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,347,687	—
OTC Credit Default Swap Agreement	—	398,851	—

Total	$16,549,262	$1,746,538	$—

Liabilities
Futures Contracts	$(2,466,908)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(875,762)	—
Centrally Cleared Credit Default Swap Agreement	—	(3,678,337)	—
OTC Total Return Swap Agreements	—	(25,700,295)	—

Total	$(2,466,908)	$(30,254,394)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM High Yield Fund     51

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Rights	Warrants
Balance as of 08/31/21	$48,693,019	$136,089,714	$38,950,158	$14,020	$—	$—
Realized gain (loss)	3,145	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(297,930)	(4,337,697)	—	—	570,177	226,541
Purchases/Exchanges/Issuances	41,640,769	15,535,431	—	—	—	5
Sales/Paydowns	(186,388)	—	—	—	—	—
Accrued discount/premium	123,728	4,130,933	—	—	—	—
Transfers into Level 3*	22,966,265	—	—	—	—	—
Transfers out of Level 3*	(48,693,019)	—	—	—	—	—

Balance as of 02/28/22	$64,249,589	$151,418,381	$38,950,158	$14,020	$570,177	$226,546

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(297,930)	$(4,130,679)	$—	$—	$570,177	$226,541

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs
Bank Loans	$15,136,875	Market	Market Approach	Unadjusted Purchase Price
Corporate Bonds	712,021	Market	Market Approach	Unadjusted Last Trade Price
Corporate Bonds	150,703,431	Market	Market Approach	Unadjusted Purchase Price
Corporate Bonds	2,929	Market	Worthless	Estimated Future Distributions
Common Stocks	11,595,558	Market	Enterprise Value	Estimated Cash Flow
Preferred Stocks	14,000	Market	Present Value	Discounted Cash Flow
Preferred Stocks	20	Market	Worthless	Estimated Future Distributions
Rights	570,177	Market	Enterprise Value	Estimated weighted value

	$178,735,011

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2022, the aggregate value of these securities and/or derivatives was $76,693,860. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Affiliated Mutual Fund (13.6% represents investments purchased with collateral from securities on loan)	13.6%
Oil & Gas	7.1
Media	7.0
Telecommunications	6.0
Electric	4.4
Home Builders	4.4
Retail	4.1
Unaffiliated Fund	4.1
Commercial Services	4.1
Healthcare-Services	3.9
Foods	3.5
Pipelines	3.3
Entertainment	3.3
Chemicals	3.2
Aerospace & Defense	3.2
Pharmaceuticals	3.1
Diversified Financial Services	2.9
Real Estate Investment Trusts (REITs)	2.7
Auto Manufacturers	2.0
Oil, Gas & Consumable Fuels	2.0
Mining	1.9
Building Materials	1.9
Auto Parts & Equipment	1.8
Software	1.8
Lodging	1.5
Packaging & Containers	1.4
Airlines	1.4
Gas	1.3
Real Estate	1.1
Computers	1.0
Healthcare-Products	0.8
Housewares	0.6
Gas Utilities	0.6
Insurance	0.5
Advertising	0.5
Iron/Steel	0.5
Internet	0.5

Machinery-Diversified	0.4%
Engineering & Construction	0.4
Diversified Telecommunication Services	0.4
Distribution/Wholesale	0.3
Electronics	0.3
Household Products/Wares	0.3
Apparel	0.3
Electrical Components & Equipment	0.3
Agriculture	0.3
Banks	0.2
Semiconductors	0.2
Electric Utilities	0.2
Leisure Time	0.2
Environmental Control	0.2
Miscellaneous Manufacturing	0.2
Office/Business Equipment	0.1
Trucking & Leasing	0.1
Machinery-Construction & Mining	0.1
Collateralized Loan Obligation	0.1
Transportation	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1
Cosmetics/Personal Care	0.1
Investment Companies	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Home Furnishings	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Capital Markets	0.0	*
Toys/Games/Hobbies	0.0	*
Construction Materials	0.0	*

	112.1
Liabilities in excess of other assets	(12.1)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM High Yield Fund     53

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$3,678,337	*
Credit contracts	Premiums paid for OTC swap agreements	211,436		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	187,415		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,347,687		Unrealized depreciation on OTC forward foreign currency exchange contracts	875,762
Interest rate contracts	Due from/to broker-variation margin futures	16,549,262	*	Due from/to broker-variation margin futures	2,466,908	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	25,700,295

		$18,295,800			$32,721,302

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$6,619,592
Foreign exchange contracts	—	1,331,188	—
Interest rate contracts	(97,955,556)	—	7,440,893

Total	$(97,955,556)	$1,331,188	$14,060,485

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(7,085,896)
Foreign exchange contracts	—	503,661	—
Interest rate contracts	9,734,139	—	(33,862,795)

Total	$9,734,139	$503,661	$(40,948,691)

For the six months ended February 28, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$2,824,893,574	$191,707,954	$40,515,494

Forward Foreign Currency Exchange Contracts—Sold(2)
$81,208,684

Credit Default Swap Agreements— Sell Protection(1)	Total Return Swap Agreements(1)
$201,941,667	$873,850,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

See Notes to Financial Statements.

PGIM High Yield Fund     55

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$3,113,000,458	$(3,113,000,458)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$47,582	$—	$47,582	$—	$47,582
BNP Paribas S.A.	418,662	—	418,662	(253,401)	165,261
Credit Suisse International	398,851	—	398,851	(398,851)	—
Goldman Sachs International	—	(23,546,284)	(23,546,284)	23,546,284	—
Morgan Stanley & Co. International PLC	881,443	(3,029,773)	(2,148,330)	2,148,330	—

	$1,746,538	$(26,576,057)	$(24,829,519)	$25,042,362	$212,843

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Assets
Investments at value, including securities on loan of $3,113,000,458:
Unaffiliated investments (cost $23,018,450,460)	$22,900,285,610
Affiliated investments (cost $3,173,737,189)	3,173,552,000
Cash	7,862,481
Cash segregated for counterparty - OTC	26,970,000
Dividends and interest receivable	318,856,364
Receivable for investments sold	116,879,931
Receivable for Fund shares sold	56,354,624
Deposit with broker for centrally cleared/exchange-traded derivatives	19,101,000
Due from broker—variation margin futures	14,041,860
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,347,687
Premiums paid for OTC swap agreements	211,436
Unrealized appreciation on OTC swap agreements	187,415
Prepaid expenses and other assets	6,136,411

Total Assets	26,641,786,819

Liabilities
Payable to broker for collateral for securities on loan	3,173,576,440
Payable for Fund shares purchased	87,096,084
Payable for investments purchased	70,304,580
Unrealized depreciation on OTC swap agreements	25,700,295
Dividends payable	14,124,902
Management fee payable	6,488,319
Accrued expenses and other liabilities	5,265,930
Unrealized depreciation on OTC forward foreign currency exchange contracts	875,762
Distribution fee payable	583,351
Due to broker—variation margin swaps	273,442
Affiliated transfer agent fee payable	122,900
Affiliated shareholder servicing fees payable	587

Total Liabilities	3,384,412,592

Net Assets	$23,257,374,227

Net assets were comprised of:
Common stock, at par	$44,208,439
Paid-in capital in excess of par	23,537,697,759
Total distributable earnings (loss)	(324,531,971)

Net assets, February 28, 2022	$23,257,374,227

See Notes to Financial Statements.

PGIM High Yield Fund     57

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Class A

Net asset value and redemption price per share, ($1,729,494,404 ÷ 329,196,420 shares of common stock issued and outstanding)	$5.25

Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.43

Class C

Net asset value, offering price and redemption price per share, ($275,085,124 ÷ 52,428,339 shares of common stock issued and outstanding)	$5.25

Class R

Net asset value, offering price and redemption price per share, ($76,280,700 ÷ 14,527,387 shares of common stock issued and outstanding)	$5.25

Class Z

Net asset value, offering price and redemption price per share, ($12,406,967,066 ÷ 2,355,946,581 shares of common stock issued and outstanding)	$5.27

Class R2

Net asset value, offering price and redemption price per share, ($44,469,977 ÷ 8,457,238 shares of common stock issued and outstanding)	$5.26

Class R4

Net asset value, offering price and redemption price per share, ($37,644,394 ÷ 7,160,114 shares of common stock issued and outstanding)	$5.26

Class R6

Net asset value, offering price and redemption price per share, ($8,687,432,562 ÷ 1,653,127,808 shares of common stock issued and outstanding)	$5.26

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Interest income (net of $225,212 foreign withholding tax)	$642,122,023
Unaffiliated dividend income	2,969,076
Income from securities lending, net (including affiliated income of $700,602)	1,938,532
Affiliated dividend income	891,118

Total income	647,920,749

Expenses
Management fee	43,314,296
Distribution fee(a)	4,019,280
Shareholder servicing fees (including affiliated expense of $1,795)(a)	38,573
Transfer agent’s fees and expenses (including affiliated expense of $420,638)(a)	9,050,410
Custodian and accounting fees	737,479
Shareholders’ reports	471,096
Registration fees(a)	222,620
SEC registration fees	150,153
Directors’ fees	129,438
Legal fees and expenses	59,869
Audit fee	22,563
Miscellaneous	127,683

Total expenses	58,343,460
Less: Distribution fee waiver(a)	(98,506)

Net expenses	58,244,954

Net investment income (loss)	589,675,795

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(173,760))	51,021,585
Futures transactions	(97,955,556)
Forward currency contract transactions	1,331,188
Swap agreement transactions	14,060,485
Foreign currency transactions	(73,843)

(31,616,141)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(402,499))	(1,159,337,824)
Futures	9,734,139
Forward currency contracts	503,661
Swap agreements	(40,948,691)
Foreign currencies	89,120

(1,189,959,595)

Net gain (loss) on investment and foreign currency transactions	(1,221,575,736)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(631,899,941)

See Notes to Financial Statements.

PGIM High Yield Fund     59

Statement of Operations  (unaudited)

Six Months Ended February 28, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,254,859	1,412,514	295,517	—	56,390	—	—
Shareholder servicing fees	—	—	—	—	21,893	16,680	—
Transfer agent’s fees and expenses	1,028,642	109,221	61,394	7,721,364	34,035	24,775	70,979
Registration fees	37,046	14,373	6,015	114,429	6,521	6,303	37,933
Distribution fee waiver	—	—	(98,506)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$589,675,795	$1,167,070,153
Net realized gain (loss) on investment and foreign currency transactions	(31,616,141)	307,318,227
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,189,959,595)	823,888,650

Net increase (decrease) in net assets resulting from operations	(631,899,941)	2,298,277,030

Dividends and Distributions
Distributions from distributable earnings
Class A	(65,314,427)	(103,544,867)
Class C	(9,212,646)	(14,394,482)
Class R	(2,734,762)	(4,225,236)
Class Z	(481,355,704)	(674,865,362)
Class R2	(1,598,846)	(1,944,655)
Class R4	(1,261,681)	(1,458,737)
Class R6	(341,647,205)	(567,430,518)

	(903,125,271)	(1,367,863,857)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,378,542,993	11,311,475,846
Net asset value of shares issued in reinvestment of dividends and distributions	779,997,997	1,180,571,443
Cost of shares purchased	(4,210,476,307)	(9,077,533,084)

Net increase (decrease) in net assets from Fund share transactions	948,064,683	3,414,514,205

Total increase (decrease)	(586,960,529)	4,344,927,378

Net Assets:
Beginning of period	23,844,334,756	19,499,407,378

End of period	$23,257,374,227	$23,844,334,756

See Notes to Financial Statements.

PGIM High Yield Fund     61

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$5.60		$5.36	$5.49		$5.44	$5.57	$5.45
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.32		0.31	0.31	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.28)		0.29	(0.13	)(b)	0.07	(0.12)	0.13
Total from investment operations	(0.15)		0.57	0.19		0.38	0.19	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.32)		(0.33)	(0.32)	(0.34)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-	-
Total dividends and distributions	(0.20)		(0.33)	(0.32)		(0.33)	(0.32)	(0.34)
Net asset value, end of period	$5.25		$5.60	$5.36		$5.49	$5.44	$5.57
Total Return(c) :	(2.82)%		10.83%	3.67%		7.28%	3.60%	8.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,729,494		$1,845,347	$1,738,601		$1,687,802	$1,295,643	$1,382,192
Average net assets (000)	$1,818,837		$1,758,634	$1,639,881		$1,402,647	$1,328,272	$1,344,300
Ratios to average net assets(d)(e) :
Expenses after waivers and/or expense reimbursement	0.74	%(f)	0.75%	0.79%		0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.74	%(f)	0.75%	0.79%		0.80%	0.80%	0.81%
Net investment income (loss)	4.65	%(f)	5.01%	5.96%		5.82%	5.75%	5.99%
Portfolio turnover rate(g)	18%		56%	45%		43%	44%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$5.59		$5.35	$5.48		$5.43	$5.56	$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.28		0.28	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.29	(0.13	)(b)	0.06	(0.13)	0.12
Total from investment operations	(0.16)		0.53	0.15		0.34	0.15	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.27)	(0.28)		(0.29)	(0.28)	(0.29)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-	-
Total dividends and distributions	(0.18)		(0.29)	(0.28)		(0.29)	(0.28)	(0.29)
Net asset value, end of period	$5.25		$5.59	$5.35		$5.48	$5.43	$5.56
Total Return(c) :	(2.99)%		10.05%	2.95%		6.55%	2.86%	7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$275,085		$285,550	$264,771		$234,165	$249,818	$266,881
Average net assets (000)	$284,844		$276,522	$240,674		$234,601	$258,579	$260,724
Ratios to average net assets(d)(e) :
Expenses after waivers and/or expense reimbursement	1.46	%(f)	1.46%	1.49%		1.49%	1.50%	1.56%
Expenses before waivers and/or expense reimbursement	1.46	%(f)	1.46%	1.49%		1.49%	1.50%	1.56%
Net investment income (loss)	3.92	%(f)	4.29%	5.27%		5.14%	5.04%	5.24%
Portfolio turnover rate(g)	18%		56%	45%		43%	44%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund     63

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$5.59		$5.36	$5.49		$5.43	$5.57	$5.45
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.30		0.30	0.30	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.28	(0.13	)(b)	0.07	(0.13)	0.12
Total from investment operations	(0.15)		0.54	0.17		0.37	0.17	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.30)		(0.31)	(0.31)	(0.32)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-	-
Total dividends and distributions	(0.19)		(0.31)	(0.30)		(0.31)	(0.31)	(0.32)
Net asset value, end of period	$5.25		$5.59	$5.36		$5.49	$5.43	$5.57
Total Return(c) :	(2.79)%		10.31%	3.35%		7.17%	3.10%	8.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,281		$80,110	$75,437		$74,523	$71,841	$64,518
Average net assets (000)	$79,458		$75,371	$73,040		$71,667	$71,368	$61,642
Ratios to average net assets(d)(e) :
Expenses after waivers and/or expense reimbursement	1.05	%(f)	1.04%	1.10%		1.09%	1.09%	1.06%
Expenses before waivers and/or expense reimbursement	1.30	%(f)	1.29%	1.35%		1.34%	1.34%	1.31%
Net investment income (loss)	4.34	%(f)	4.71%	5.67%		5.55%	5.46%	5.74%
Portfolio turnover rate(g)	18%		56%	45%		43%	44%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$5.61		$5.37	$5.50		$5.45	$5.58	$5.46
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.33		0.33	0.33	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.29	(0.13	)(b)	0.06	(0.12)	0.13
Total from investment operations	(0.14)		0.58	0.20		0.39	0.21	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.32)	(0.33)		(0.34)	(0.34)	(0.35)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-	-
Total dividends and distributions	(0.20)		(0.34)	(0.33)		(0.34)	(0.34)	(0.35)
Net asset value, end of period	$5.27		$5.61	$5.37		$5.50	$5.45	$5.58
Total Return(c) :	(2.51)%		11.09%	3.94%		7.56%	3.87%	8.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,406,967		$12,845,347	$9,241,395		$4,643,766	$3,670,684	$2,912,057
Average net assets (000)	$12,974,143		$11,069,596	$6,354,707		$4,021,108	$3,176,813	$2,808,766
Ratios to average net assets(d)(e) :
Expenses after waivers and/or expense reimbursement	0.50	%(f)	0.50%	0.53%		0.54%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50%	0.53%		0.54%	0.55%	0.55%
Net investment income (loss)	4.89	%(f)	5.22%	6.18%		6.09%	6.01%	6.25%
Portfolio turnover rate(g)	18%		56%	45%		43%	44%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund     65

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 28,		Year Ended August 31,				December 27, 2017(a) through August 31,
	2022		2021	2020		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.60		$5.37	$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.31		0.31	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.29	(0.13	)(c)	0.07	(0.07)
Total from investment operations	(0.15)		0.55	0.18		0.38	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.31)		(0.32)	(0.22)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-
Total dividends and distributions	(0.19)		(0.32)	(0.31)		(0.32)	(0.22)
Net asset value, end of period	$5.26		$5.60	$5.37		$5.50	$5.44
Total Return(d) :	(2.71)%		10.45%	3.55%		7.36%	2.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,470		$44,289	$13,815		$7,402	$4,395
Average net assets (000)	$45,486		$34,097	$8,936		$6,253	$967
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.90	%(f)	0.91%	0.91%		0.91%	0.91	%(f)
Expenses before waivers and/or expense reimbursement	0.90	%(f)	0.91%	1.11%		1.22%	3.42	%(f)
Net investment income (loss)	4.49	%(f)	4.77%	5.83%		5.73%	5.89	%(f)
Portfolio turnover rate(g)	18%		56%	45%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Six Months Ended February 28,		Year Ended August 31,				December 27, 2017(a) through August 31,
	2022		2021	2020		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.60		$5.36	$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.32		0.33	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.29	(0.14	)(c)	0.07	(0.07)
Total from investment operations	(0.14)		0.57	0.18		0.40	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.32)		(0.34)	(0.23)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-
Total dividends and distributions	(0.20)		(0.33)	(0.32)		(0.34)	(0.23)
Net asset value, end of period	$5.26		$5.60	$5.36		$5.50	$5.44
Total Return(d):	(2.59)%		10.93%	3.61%		7.66%	2.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,644		$31,793	$19,171		$11,469	$1,963
Average net assets (000)	$34,592		$24,783	$14,759		$4,571	$372
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65	%(f)	0.66%	0.66%		0.66%	0.66	%(f)
Expenses before waivers and/or expense reimbursement	0.65	%(f)	0.67%	0.79%		1.07%	7.16	%(f)
Net investment income (loss)	4.75	%(f)	5.05%	6.10%		6.00%	6.17	%(f)
Portfolio turnover rate(g)	18%		56%	45%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund     67

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.60		$5.36	$5.49		$5.44	$5.57	$5.46
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.33		0.34	0.34	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		0.29	(0.12	)(b)	0.06	(0.13)	0.12
Total from investment operations	(0.13)		0.59	0.21		0.40	0.21	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.33)	(0.34)		(0.35)	(0.34)	(0.36)
Distributions from net realized gains	(0.06)		(0.02)	-		-	-	-
Total dividends and distributions	(0.21)		(0.35)	(0.34)		(0.35)	(0.34)	(0.36)
Net asset value, end of period	$5.26		$5.60	$5.36		$5.49	$5.44	$5.57
Total Return(c):	(2.46)%		11.24%	4.07%		7.71%	4.00%	8.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,687,433		$8,711,897	$8,146,218		$3,022,241	$2,105,086	$1,517,154
Average net assets (000)	$9,004,501		$8,959,961	$4,881,610		$2,462,874	$1,880,226	$988,188
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.38	%(f)	0.38%	0.40%		0.40%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	0.38	%(f)	0.38%	0.40%		0.40%	0.42%	0.42%
Net investment income (loss)	5.02	%(f)	5.39%	6.29%		6.22%	6.14%	6.35%
Portfolio turnover rate(g)	18%		56%	45%		43%	44%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM High Yield Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM High Yield Fund     69

Notes to Financial Statements  (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM High Yield Fund     71

Notes to Financial Statements  (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a

PGIM High Yield Fund     73

Notes to Financial Statements  (unaudited) (continued)

specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

PGIM High Yield Fund     75

Notes to Financial Statements  (unaudited) (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

PGIM High Yield Fund     77

Notes to Financial Statements  (unaudited) (continued)

differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets up to and including $250 million;	0.36%

0.475% on the next $500 million of average daily net assets;

0.45% of next $750 million of average daily net assets;

0.425% on next $500 million of average daily net assets;

0.40% on next $500 million of average daily net assets;

0.375% on next $500 million of average daily net assets;

0.35% on average daily net assets over $3 billion

The Manager has contractually agreed, through December 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable.

This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	0.91
R4	0.66
R6	—

PGIM High Yield Fund     79

Notes to Financial Statements  (unaudited) (continued)

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2022 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit

A	0.25%	—%

C	1.00	—

R	0.75	0.50

Z	N/A	N/A

R2	0.25	—

R4	N/A	N/A

R6	N/A	N/A

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount

A	$1,075,638

C	—

CDSC by Class	Amount

A	$10,503

CDSC by Class	Amount

C	$19,774

PGIM Investments, PGIM, Inc., PMFS, PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

5,495,949,078	$3,986,388,257

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

PGIM High Yield Fund     81

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$2,001,555,527	$1,656,494,874	$3,658,050,401	$—	$—	$—	—	$891,118

PGIM Institutional Money Market Fund(1)(b)(wa)

2,086,869,418	2,665,165,035	1,577,906,194	(402,499)	(173,760)	3,173,552,000	3,176,092,874	700,602	(2)

$4,088,424,945	$4,321,659,909	$5,235,956,595	$(402,499)	$(173,760)	$3,173,552,000		$1,591,720

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$26,208,945,360	$834,525,756	$(984,059,008)	$(149,533,252)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share, 86,450,000,000 of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class	Number of Shares

A	6,000,000,000

B	50,000,000

C	1,000,000,000

R	500,000,000

Z	41,000,000,000

T	300,000,000

R2	300,000,000

R4	300,000,000

R6	37,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	179,429	0.1%

R	1,436,938	9.9%

Z	1,725,458	0.1%

R6	38,048,150	2.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	7	66.2%

PGIM High Yield Fund     83

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Six months ended February 28, 2022:

Shares sold	36,150,626	$198,328,173

Shares issued in reinvestment of dividends and distributions	10,820,798	59,048,543

Shares purchased	(47,723,648)	(259,983,417)

Net increase (decrease) in shares outstanding before conversion	(752,224)	(2,606,701)

Shares issued upon conversion from other share class(es)	3,471,879	19,037,476

Shares purchased upon conversion into other share class(es)	(3,274,638)	(18,028,884)

Net increase (decrease) in shares outstanding	(554,983)	$(1,598,109)

Year ended August 31, 2021:

Shares sold	76,365,910	$420,207,675

Shares issued in reinvestment of dividends and distributions	16,698,367	91,784,164

Shares purchased	(78,020,718)	(427,458,443)

Net increase (decrease) in shares outstanding before conversion	15,043,559	84,533,396

Shares issued upon conversion from other share class(es)	11,581,650	64,016,194

Shares purchased upon conversion into other share class(es)	(21,159,689)	(115,330,436)

Net increase (decrease) in shares outstanding	5,465,520	$33,219,154

Class C

Six months ended February 28, 2022:

Shares sold	5,097,280	$27,982,128

Shares issued in reinvestment of dividends and distributions	1,578,184	8,602,808

Shares purchased	(3,709,613)	(20,213,041)

Net increase (decrease) in shares outstanding before conversion	2,965,851	16,371,895

Shares purchased upon conversion into other share class(es)	(1,629,059)	(8,933,318)

Net increase (decrease) in shares outstanding	1,336,792	$7,438,577

Year ended August 31, 2021:

Shares sold	14,394,427	$79,005,702

Shares issued in reinvestment of dividends and distributions	2,427,385	13,329,231

Shares purchased	(8,152,696)	(44,731,719)

Net increase (decrease) in shares outstanding before conversion	8,669,116	47,603,214

Shares purchased upon conversion into other share class(es)	(7,030,254)	(38,947,840)

Net increase (decrease) in shares outstanding	1,638,862	$8,655,374

Share Class	Shares	Amount

Class R

Six months ended February 28, 2022:

Shares sold	1,374,815	$7,555,149

Shares issued in reinvestment of dividends and distributions	501,504	2,734,008

Shares purchased	(1,671,608)	(9,123,861)

Net increase (decrease) in shares outstanding	204,711	$1,165,296

Year ended August 31, 2021:

Shares sold	3,171,807	$17,500,876

Shares issued in reinvestment of dividends and distributions	768,576	4,221,136

Shares purchased	(3,695,898)	(20,180,904)

Net increase (decrease) in shares outstanding	244,485	$1,541,108

Class Z

Six months ended February 28, 2022:

Shares sold	455,977,243	$2,511,775,636

Shares issued in reinvestment of dividends and distributions	85,085,083	465,385,339

Shares purchased	(470,216,190)	(2,569,261,238)

Net increase (decrease) in shares outstanding before conversion	70,846,136	407,899,737

Shares issued upon conversion from other share class(es)	4,694,046	25,843,189

Shares purchased upon conversion into other share class(es)	(9,521,053)	(53,210,110)

Net increase (decrease) in shares outstanding	66,019,129	$380,532,816

Year ended August 31, 2021:

Shares sold	1,124,135,790	$6,208,997,890

Shares issued in reinvestment of dividends and distributions	116,569,333	643,334,017

Shares purchased	(662,336,892)	(3,651,705,503)

Net increase (decrease) in shares outstanding before conversion	578,368,231	3,200,626,404

Shares issued upon conversion from other share class(es)	22,347,235	122,134,206

Shares purchased upon conversion into other share class(es)	(30,481,582)	(169,716,523)

Net increase (decrease) in shares outstanding	570,233,884	$3,153,044,087

Class R2

Six months ended February 28, 2022:

Shares sold	1,226,608	$6,774,903

Shares issued in reinvestment of dividends and distributions	292,678	1,598,117

Shares purchased	(969,424)	(5,294,764)

Net increase (decrease) in shares outstanding	549,862	$3,078,256

Year ended August 31, 2021:

Shares sold	7,027,564	$38,526,463

Shares issued in reinvestment of dividends and distributions	351,617	1,944,102

Shares purchased	(2,046,066)	(11,326,972)

Net increase (decrease) in shares outstanding	5,333,115	$29,143,593

PGIM High Yield Fund     85

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R4

Six months ended February 28, 2022:

Shares sold	2,251,204	$12,322,464

Shares issued in reinvestment of dividends and distributions	138,005	752,313

Shares purchased	(905,812)	(4,925,172)

Net increase (decrease) in shares outstanding	1,483,397	$8,149,605

Year ended August 31, 2021:

Shares sold	3,646,728	$20,133,284

Shares issued in reinvestment of dividends and distributions	147,954	815,871

Shares purchased	(1,691,538)	(9,262,489)

Net increase (decrease) in shares outstanding	2,103,144	$11,686,666

Class R6

Six months ended February 28, 2022:

Shares sold	293,744,907	$1,613,804,540

Shares issued in reinvestment of dividends and distributions	44,312,242	241,876,869

Shares purchased	(247,577,708)	(1,341,674,814)

Net increase (decrease) in shares outstanding before conversion	90,479,441	514,006,595

Shares issued upon conversion from other share class(es)	7,464,929	41,776,573

Shares purchased upon conversion into other share class(es)	(1,187,918)	(6,484,926)

Net increase (decrease) in shares outstanding	96,756,452	$549,298,242

Year ended August 31, 2021:

Shares sold	824,653,850	$4,527,103,956

Shares issued in reinvestment of dividends and distributions	77,375,041	425,142,922

Shares purchased	(889,648,707)	(4,912,867,054)

Net increase (decrease) in shares outstanding before conversion	12,380,184	39,379,824

Shares issued upon conversion from other share class(es)	25,397,406	141,425,449

Shares purchased upon conversion into other share class(es)	(647,945)	(3,581,050)

Net increase (decrease) in shares outstanding	37,129,645	$177,224,223

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2022.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM High Yield Fund     87

Notes to Financial Statements  (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

PGIM High Yield Fund     89

Notes to Financial Statements  (unaudited) (continued)

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks:Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM High Yield Fund     91

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM High Yield Fund, PGIM Investments, Attn:
Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT
filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly,and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	PBHAX	PRHCX	PHYZX	PHYEX	PHYGX	PHYQX

CUSIP	74440Y108	74440Y306	74440Y801	74442J604	74442J703	74440Y884

MF110E2

PGIM ESG HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM ESG High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM ESG High Yield Fund

April 15, 2022

PGIM ESG High Yield Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/28/22 (without sales charges) Since Inception*(%)

Class A	-3.52 (12/08/2021)

Class C	-3.78 (12/08/2021)

Class Z	-3.46 (12/08/2021)

Class R6	-3.54 (12/08/2021)

Bloomberg US Corporate High Yield 1% Issuer Capped Index

-1.89

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the funds inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM ESG High Yield Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

BBB	2.0

BB	51.1

B	31.0

CCC	10.3

CC	0.8

Cash/Cash Equivalents	4.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.10	4.46	-46.72

Class C	0.08	3.90	-142.52

Class Z	0.11	4.87	-91.49

Class R6	0.11	5.01	3.91

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM ESG High Yield Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM ESG High Yield Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$ 1,000.00	$ 964.80	0.80%	$ 1.79

	Hypothetical	$ 1,000.00	$ 1,020.83	0.80%	$ 4.01

Class C	Actual**	$ 1,000.00	$ 962.20	1.50%	$ 3.35

	Hypothetical	$ 1,000.00	$ 1,017.36	1.50%	$ 7.50

Class Z	Actual**	$ 1,000.00	$ 965.40	0.54%	$ 1.21

	Hypothetical	$ 1,000.00	$ 1,022.12	0.54%	$ 2.71

Class R6	Actual**	$ 1,000.00	$ 964.60	0.41%	$ 0.92

	Hypothetical	$ 1,000.00	$ 1,022.76	0.41%	$ 2.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 83-day period ended February 28, 2022 due to the Fund’s inception date of December 8, 2021.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 93.5%

BANK LOANS 0.9%

Housewares 0.4%

Sunset Debt Merger Sub, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.750%(c)	10/06/28	100	$97,500

Software 0.5%

Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	125	124,428

TOTAL BANK LOANS
(cost $225,038)				221,928

CORPORATE BONDS 92.6%

Advertising 0.9%

Terrier Media Buyer, Inc.,
Gtd. Notes, 144A	8.875	12/15/27	225	231,535

Aerospace & Defense 2.0%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	47,815
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	50,034
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	100	103,563
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	275	278,792

				480,204

Airlines 0.8%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	102,198

United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50	49,896
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	48,822

				200,916

Apparel 0.2%

Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	50	45,972

Auto Manufacturers 2.0%

Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	50	46,407

See Notes to Financial Statements.

PGIM ESG High Yield Fund     9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Allison Transmission, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	06/01/29	100	$105,020
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	200	188,783
Sr. Unsec’d. Notes	4.750	01/15/43	100	96,778
Sr. Unsec’d. Notes	5.291	12/08/46	50	51,325

				488,313

Auto Parts & Equipment 1.3%

American Axle & Manufacturing, Inc.,
Gtd. Notes	5.000	10/01/29	100	94,791

Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	175	166,792

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	50	50,071

				311,654

Banks 0.3%

Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	6.125	09/14/23	75	78,031

Building Materials 2.7%

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	125	119,659

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	25	25,293

Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	150	153,293

SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	175	175,004

Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	75	66,855
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	23,606
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	100	98,178

				661,888

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 0.9%

ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250%	09/30/28	125	$120,308

EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	100	92,494

				212,802

Commercial Services 9.1%

Allied Universal Holdco LLC/Allied Universal Finance
Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	200	204,949

Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	187,525

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	125	124,417

AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	225	224,436

Carriage Services, Inc.,
Gtd. Notes, 144A	4.250	05/15/29	25	23,588

Gartner, Inc.,
Gtd. Notes, 144A	3.750	10/01/30	100	97,250

Hertz Corp. (The),
Gtd. Notes, 144A	5.000	12/01/29	125	116,543

Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	225	210,518

MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	145,070

NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	125	120,634

United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	475	451,430

Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	275	288,259

				2,194,619

Computers 1.8%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	200,832

See Notes to Financial Statements.

PGIM ESG High Yield Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

NCR Corp.,
Gtd. Notes, 144A	5.000%	10/01/28	125	$122,866

Tempo Acquisition LLC/Tempo Acquisition Finance
Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	100	102,305

				426,003

Distribution/Wholesale 0.8%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	200	187,111

Diversified Financial Services 4.7%

LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	150	133,684

LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	25	24,967

LPL Holdings, Inc.,
Gtd. Notes, 144A	4.375	05/15/31	125	122,022

Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	200	188,500
Gtd. Notes, 144A	5.500	08/15/28	225	224,927

OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	200	213,943
Gtd. Notes	6.875	03/15/25	25	26,676
Gtd. Notes	7.125	03/15/26	75	81,332

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	125	124,872

				1,140,923

Electronics 0.1%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,938

Engineering & Construction 0.5%

TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	125	117,325

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control 0.9%

GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000%	08/01/28	125	$116,158
Gtd. Notes, 144A	4.375	08/15/29	100	92,755

				208,913

Foods 4.4%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	46,499

B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	75	75,527
Gtd. Notes	5.250	09/15/27	75	74,841

Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	150	150,055
Sr. Sec’d. Notes, 144A	4.625	11/15/28	125	120,356

Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	25,622
Gtd. Notes	5.200	07/15/45	25	28,248
Gtd. Notes	5.500	06/01/50	125	149,935

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	72,512
Gtd. Notes, 144A	4.375	01/31/32	75	72,900

Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	47,114
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	69,451

US Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29	125	123,631

				1,056,691

Gas 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	100	100,991
Sr. Unsec’d. Notes	5.875	08/20/26	75	76,570

				177,561

See Notes to Financial Statements.

PGIM ESG High Yield Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.9%

Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29	175	$166,186
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	50	47,904

				214,090

Healthcare-Services 5.1%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	100	91,525
Gtd. Notes, 144A	4.625	06/01/30	125	119,841

HCA, Inc.,
Gtd. Notes	3.500	09/01/30	200	198,018

Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	153,321

RegionalCare Hospital Partners Holdings, Inc./LifePoint
Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	225	236,079

Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	150	154,242
Sr. Sec’d. Notes, 144A	4.250	06/01/29	150	144,765
Sr. Unsec’d. Notes	6.875	11/15/31	125	133,531

				1,231,322

Home Builders 9.0%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	128,399

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	149,344
Gtd. Notes	7.250	10/15/29	75	75,904

Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	100	91,545
Gtd. Notes, 144A	6.250	09/15/27	100	100,651
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	70,552

Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	200	207,836

Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	47,458
Gtd. Notes, 144A	5.000	03/01/28	125	120,915

KB Home,
Gtd. Notes	4.000	06/15/31	175	167,962
Gtd. Notes	4.800	11/15/29	25	25,007

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

KB Home, (cont’d.)
Gtd. Notes	6.875%	06/15/27	50	$54,946

M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	146,683

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	187,979

Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	50	48,122
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	100	95,095

Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	51,911
Gtd. Notes, 144A	5.875	06/15/27	75	78,716
Gtd. Notes, 144A	6.625	07/15/27	125	128,595
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	50	49,913

Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	150	151,266

				2,178,799

Household Products/Wares 0.7%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	75	70,056

Spectrum Brands, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	100	99,911

				169,967

Housewares 0.6%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	75	68,898

SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	89,752

				158,650

Iron/Steel 0.6%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	104,825

Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	24,152
Sr. Unsec’d. Notes	4.375	03/15/32	25	24,032

				153,009

See Notes to Financial Statements.

PGIM ESG High Yield Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.2%

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625%	02/15/32	50	$47,527

Machinery-Diversified 0.6%

GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625	12/15/28	25	24,345

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	10.125	08/01/24	125	127,511

				151,856

Media 10.4%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	475	445,813
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	226,366

CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	179,736
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	166,748
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	199,758

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	200	46,968
Sr. Sec’d. Notes, 144A	5.375	08/15/26	134	55,094

DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	175	176,848
Gtd. Notes	5.125	06/01/29	60	50,597
Gtd. Notes	7.750	07/01/26	125	126,140

Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	102,241

Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	119,568
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	75	71,233

Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	75	68,305
Gtd. Notes, 144A	5.875	03/15/26	75	74,453

Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	100,720
Sr. Sec’d. Notes, 144A	6.625	06/01/27	100	104,325

VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	194,005

				2,508,918

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.5%

Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	6.125%	04/01/29	125	$128,149

Miscellaneous Manufacturing 0.7%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	50,884
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	123,049

				173,933

Oil & Gas 4.3%

Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	125	127,355
Gtd. Notes, 144A	7.625	02/01/29	150	162,528

Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	51,389
Gtd. Notes, 144A	5.875	02/01/29	100	103,354

CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	100	105,737

Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	121,024
Gtd. Notes, 144A	6.750	03/01/29	25	25,458

Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	50,727

Southwestern Energy Co.,
Gtd. Notes	5.375	03/15/30	150	154,872

Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	4.500	04/30/30	150	143,603

				1,046,047

Packaging & Containers 1.3%

Intelligent Packaging Ltd. Finco, Inc./Intelligent
Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	75	73,005

LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	200	191,368
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	25	23,255

Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	19	19,695

				307,323

See Notes to Financial Statements.

PGIM ESG High Yield Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.4%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29	125	$112,818
Gtd. Notes, 144A	6.125	08/01/28	75	74,774

Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	167,428
Gtd. Notes, 144A	5.250	01/30/30	375	302,943
Gtd. Notes, 144A	7.250	05/30/29	50	43,706

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	125	119,617

				821,286

Pipelines 3.5%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	125	125,625
Gtd. Notes, 144A	5.750	03/01/27	50	50,920

Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	150	147,789

Cheniere Energy, Inc.,
Sr. Sec’d. Notes	4.625	10/15/28	175	178,808

CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30	100	96,455

Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	25	24,301
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	75	78,020

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	150	147,137

				849,055

Real Estate 2.9%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875	11/15/25	125	127,930

Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	202,703

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	75	70,778
Gtd. Notes, 144A	5.375	08/01/28	150	151,507

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	150	143,739

				696,657

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 4.1%

Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25		200	$211,496

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28		175	178,167
Sr. Sec’d. Notes, 144A	7.500	06/01/25		75	78,410

RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29		100	94,557

SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		225	208,916

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		215	224,073

					995,619

Retail 6.2%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		125	115,407
Sr. Sec’d. Notes, 144A	3.875	01/15/28		125	122,147

At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		150	133,871

eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	110,163

Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		150	140,006

Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		100	89,732

LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		100	92,609

LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		125	118,979

Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		150	128,892

Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A	8.750	04/30/25		175	183,746

See Notes to Financial Statements.

PGIM ESG High Yield Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27	125	$127,501

Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	150	143,127

				1,506,180

Software 0.3%

Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28	50	47,392

Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A	5.000	12/15/29	25	24,148

				71,540

Telecommunications 3.1%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and
PIK 3.000% or PIK 8.000%	8.000	04/01/25	150	135,745

Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	125	125,399

Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	50	69,346

Sprint Corp.,
Gtd. Notes	7.625	02/15/25	275	304,763

Zayo Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	125	116,080

				751,333

Transportation 0.1%

XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	25	25,917

TOTAL CORPORATE BONDS
(cost $23,488,183)				22,433,576

TOTAL LONG-TERM INVESTMENTS
(cost $23,713,221)				22,655,504

See Notes to Financial Statements.

20

Description	Shares	Value

SHORT-TERM INVESTMENT 4.9%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares) (cost $1,176,435)	1,176,435	$1,176,435

TOTAL INVESTMENTS 98.4%
(cost $24,889,656)		23,831,939

Other assets in excess of liabilities(z) 1.6%		388,867

NET ASSETS 100.0%		$24,220,806

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

iBoxx—Bond Market Indices

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

T—Swap payment upon termination

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1 20 Year U.S. Treasury Bonds		Jun. 2022	$156,688	$2,085

Short Position:
6 10 Year U.S. Treasury Notes		Jun. 2022	764,625	(6,195)

				$(4,110)

See Notes to Financial Statements.

PGIM ESG High Yield Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Forward foreign currency exchange contracts outstanding at February 28, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/22	BNP Paribas S.A.	EUR	104	$117,559	$116,195	$—	$(1,364)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/02/22	BNP Paribas S.A.	EUR	104	$116,930	$116,195	$735	$—
Expiring 04/04/22	BNP Paribas S.A.	EUR	104	117,671	116,361	1,310	—

				$234,601	$232,556	2,045	—

						$2,045	$(1,364)

Total return swap agreements outstanding at February 28, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx USD Liquid High Yield Index(T)	1Day SOFR(Q)	BNP Paribas S.A.	3/20/22	1,060	$(9,164)	$—	$(9,164)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(9,164)

See Notes to Financial Statements.

22

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$160,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Bank Loans	$—	$221,928	$—
Corporate Bonds.	—	22,433,576	—
Short-Term Investment
Unaffiliated Fund	1,176,435	—	—

Total	$1,176,435	$22,655,504	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,085	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,045	—

Total	$2,085	$2,045	$—

Liabilities
Futures Contracts	$(6,195)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(1,364)	—
OTC Total Return Swap Agreement.	—	(9,164)	—

Total	$(6,195)	$(10,528)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2022 were as follows:

Media	10.4%
Commercial Services	9.1
Home Builders	9.0
Retail	6.2
Healthcare-Services	5.1
Unaffiliated Fund	4.9
Diversified Financial Services	4.7
Foods	4.4
Oil & Gas	4.3
Real Estate Investment Trusts (REITs)	4.1
Pipelines	3.5
Pharmaceuticals	3.4
Telecommunications	3.1
Real Estate	2.9
Building Materials	2.7
Auto Manufacturers	2.0
Aerospace & Defense	2.0
Computers	1.8
Auto Parts & Equipment	1.3
Packaging & Containers	1.3
Housewares	1.0
Advertising	0.9
Healthcare-Products	0.9

Chemicals	0.9%
Environmental Control	0.9
Airlines	0.8
Software	0.8
Distribution/Wholesale	0.8
Gas	0.7
Miscellaneous Manufacturing	0.7
Household Products/Wares	0.7
Iron/Steel	0.6
Machinery-Diversified	0.6
Mining	0.5
Engineering & Construction	0.5
Banks	0.3
Lodging	0.2
Apparel	0.2
Electronics	0.1
Transportation	0.1

98.4
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

24

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$2,045		Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,364
Interest rate contracts	Due from/to broker-variation margin futures	2,085	*	Due from/to broker-variation margin futures	6,195	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	9,164

		$4,130			$16,723

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$278	$—
Interest rate contracts	(2,143)	—	59

Total	$(2,143)	$278	$59

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$681	$—
Interest rate contracts	(4,110)	—	(9,164)

Total	$(4,110)	$681	$(9,164)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP Paribas S.A.	$2,045	$(10,528)	$(8,483)	$—	$(8,483)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Assets

Unaffiliated investments (cost $24,889,656)	$23,831,939
Cash	6,459
Dividends and interest receivable	327,800
Deposit with broker for centrally cleared/exchange-traded derivatives	160,000
Due from Manager	11,666
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,045
Receivable for Fund shares sold	240
Prepaid expenses and other assets	73,783

Total Assets	24,413,932

Liabilities

Payable for investments purchased	125,779
Offering fees payable	19,100
Audit fee payable	14,144
Custodian and accounting fees payable	10,724
Unrealized depreciation on OTC swap agreements	9,164
Accrued expenses and other liabilities	5,188
Due to broker—variation margin futures	4,875
Directors’ fees payable	2,394
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,364
Payable for Fund shares purchased	240
Affiliated transfer agent fee payable	127
Dividends payable	14
Distribution fee payable	13

Total Liabilities	193,126

Net Assets	$24,220,806

Net assets were comprised of:
Common stock, at par	$25,377
Paid-in capital in excess of par	25,344,153
Total distributable earnings (loss)	(1,148,724)

Net assets, February 28, 2022	$24,220,806

See Notes to Financial Statements.

PGIM ESG High Yield Fund    27

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Class A
Net asset value and redemption price per share, ($48,161 ÷ 5,044 shares of common stock issued and outstanding)	$9.55
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.87

Class C
Net asset value, offering price and redemption price per share, ($12,524 ÷ 1,312 shares of common stock issued and outstanding)	$9.54

Class Z
Net asset value, offering price and redemption price per share, ($24,024 ÷ 2,517 shares of common stock issued and outstanding)	$9.55

Class R6
Net asset value, offering price and redemption price per share, ($24,136,097 ÷ 2,528,869 shares of common stock issued and outstanding)	$9.54

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

28

Statement of Operations  (unaudited)

For the Period December 08, 2021* through February 28, 2022

Net Investment Income (Loss)

Income
Interest income	$234,580
Affiliated dividend income	310
Unaffiliated dividend income	42

Total income	234,932

Expenses
Management fee	28,080
Distribution fee(a)	48
Legal fees and expenses	14,532
Registration fees(a)	14,426
Audit fee	14,144
Custodian and accounting fees	11,169
Offering fees	4,343
Shareholders’ reports	3,108
Directors’ fees	2,394
SEC registration fees	839
Transfer agent’s fees and expenses (including affiliated expense of $149)(a)	149
Miscellaneous	2,533

Total expenses	95,765
Less: Fee waiver and/or expense reimbursement(a)	(72,672)

Net expenses	23,093

Net investment income (loss)	211,839

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(16,632)
Futures transactions	(2,143)
Forward currency contract transactions	278
Swap agreement transactions	59
Foreign currency transactions	(29)

(18,467)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,057,717)
Futures	(4,110)
Forward currency contracts	681
Swap agreements	(9,164)
Foreign currencies	(21)

(1,070,331)

Net gain (loss) on investment and foreign currency transactions	(1,088,798)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(876,959)

*	Commencement of operations.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    29

Statement of Operations  (unaudited)

For the Period December 08, 2021* through February 28, 2022

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	19	29	—	—
Registration fees	4,365	4,365	4,365	1,331
Transfer agent’s fees and expenses	62	13	62	12
Fee waiver and/or expense reimbursement	(4,495)	(4,404)	(4,469)	(59,304)

See Notes to Financial Statements.

30

Statements of Changes in Net Assets (unaudited)

December 08, 2021* through February 28, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$211,839
Net realized gain (loss) on investment and foreign currency transactions	(18,467)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,070,331)

Net increase (decrease) in net assets resulting from operations	(876,959)

Dividends and Distributions
Distributions from distributable earnings
Class A	(349)
Class C	(108)
Class Z	(222)
Class R6	(271,086)

(271,765)

Fund share transactions
Net proceeds from shares sold	25,107,647
Net asset value of shares issued in reinvestment of dividends and distributions	271,740
Cost of shares purchased	(9,857)

Net increase (decrease) in net assets from Fund share transactions	25,369,530

Total increase (decrease)	24,220,806

Net Assets:

Beginning of period	—

End of period	$24,220,806

*	Commencement of operations.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    31

Financial Highlights  (unaudited)

Class A Shares
	December 08, 2021(a) through February 28, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)
Total from investment operations	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)
Net asset value, end of period	$9.55
Total Return(c):	(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48
Average net assets (000)	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)
Expenses before waivers and/or expense reimbursement	59.96	%(e)
Net investment income (loss)	3.56	%(e)
Portfolio turnover rate(f)	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	December 08, 2021(a) through February 28, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)
Total from investment operations	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$9.54
Total Return(c):	(3.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13
Average net assets (000)	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)
Expenses before waivers and/or expense reimbursement	155.98	%(e)
Net investment income (loss)	2.71	%(e)
Portfolio turnover rate(f)	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    33

Financial Highlights  (unaudited) (continued)

Class Z Shares
	December 08, 2021(a) through February 28, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.42)
Total from investment operations	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Net asset value, end of period	$9.55
Total Return(c):	(3.46)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24
Average net assets (000)	$20
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.54	%(e)
Expenses before waivers and/or expense reimbursement	96.93	%(e)
Net investment income (loss)	3.74	%(e)
Portfolio turnover rate(f)	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	December 08, 2021(a) through February 28, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)
Total from investment operations	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Net asset value, end of period	$9.54
Total Return(c):	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,136
Average net assets (000)	$24,631
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41	%(e)
Expenses before waivers and/or expense reimbursement	1.17	%(e)
Net investment income (loss)	3.77	%(e)
Portfolio turnover rate(f)	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM ESG High Yield Fund    35

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 15 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM ESG High Yield Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

36

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM ESG High Yield Fund    37

Notes to Financial Statements   (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

38

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM ESG High Yield Fund    39

Notes to Financial Statements   (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from

40

counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements

PGIM ESG High Yield Fund    41

Notes to Financial Statements   (unaudited) (continued)

are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates

42

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM ESG High Yield Fund    43

Notes to Financial Statements   (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% of average daily net assets up to and including $250 million;	0.50%

0.475% on the next $500 million of average daily net assets;

0.45% on the next $750 million of average daily net assets;

0.425% on the next $500 million of average daily net assets;

0.40% on the next $500 million of average daily net assets;

0.375% on the next $500 million of average daily net assets; and

0.35% of average daily net assets over $3 billion.

The Manager has contractually agreed, through December 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements.

This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

44

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.80%

C	1.50

Z	0.54

R6	0.41

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit

A	0.25%	—%

C	1.00	—

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$—
C	—

CDSC by Class	Amount
A	$—
C	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

PGIM ESG High Yield Fund    45

Notes to Financial Statements   (unaudited) (continued)

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$25,030,797	$1,247,228

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$—	$25,186,097	$25,186,097	$—	$—	$—	—	$310

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

46

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$24,889,677	$9,121	$(1,079,452)	$(1,070,331)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 96,525,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	200,000,000
C	300,000,000
Z	600,000,000
R6	400,000,000

PGIM ESG High Yield Fund    47

Notes to Financial Statements   (unaudited) (continued)

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,010	20.0%
C	1,009	76.9%
Z	1,011	40.2%
R6	2,528,869	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	99.6%
Unaffiliated	—	0.0%

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Period ended February 28, 2022*:
Shares sold	6,032	$59,680
Shares issued in reinvestment of dividends and distributions	34	324
Shares purchased	(1,022)	(9,857)
Net increase (decrease) in shares outstanding	5,044	$50,147

Class C
Period ended February 28, 2022*:
Shares sold	1,301	$13,000
Shares issued in reinvestment of dividends and distributions	11	108
Net increase (decrease) in shares outstanding	1,312	$13,108

Class Z
Period ended February 28, 2022*:
Shares sold	2,494	$24,977
Shares issued in reinvestment of dividends and distributions	23	222
Net increase (decrease) in shares outstanding	2,517	$25,199

48

Share Class	Shares	Amount

Class R6
Period ended February 28, 2022*:
Shares sold	2,501,000	$25,009,990
Shares issued in reinvestment of dividends and distributions	27,869	271,086
Net increase (decrease) in shares outstanding	2,528,869	$25,281,076

*	Commencement of operations was December 08, 2021.

8.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

PGIM ESG High Yield Fund    49

Notes to Financial Statements  (unaudited) (continued)

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ESG Methodology Risk: Because the subadviser utilizes screens and other exclusionary tools in its ESG methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its ESG methodology criteria when it might be otherwise disadvantageous for it to do so. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to ESG. Issuers that are a assigned a higher ESG Impact Rating by the subadviser may underperform similar issuers that have a lower ESG Impact Rating and/or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. ESG Impact Ratings are inherently subjective and the subadviser’s

50

assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG Impact Ratings may differ from that of other funds or an investor. As a result, the Fund may invest in issuers that do not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM ESG High Yield Fund    51

Notes to Financial Statements   (unaudited) (continued)

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be

52

made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value

PGIM ESG High Yield Fund    53

Notes to Financial Statements   (unaudited) (continued)

and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

9.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

54

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM ESG High Yield Fund    55

Approval of Advisory Agreements

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Prudential Investment Portfolios, Inc. 15 considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM, Inc. (PGIM), through its PGIM Fixed Income division, together with PGIM Limited, an indirect wholly-owned subsidiary of PGIM, to serve as the subadviser (together, the Subadviser) with respect to the Fund. The Board, including all of the Independent Trustees, met on September 15, 2021 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other

PGIM ESG High Yield Fund

Approval of Advisory Agreements (continued)

regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and interested Directors of the Fund who are part of Fund management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of the subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the organizational structure, senior management, investment operations and other relevant information of the Subadviser. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Visit our website at pgim.com/investments

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that the Fund’s strategy is a new strategy for the Subadviser, but considered performance information of an institutional account run by the Subadviser that utilizes a substantially similar investment objective and investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees and other fees and expenses associated with the Fund costs, including fees for custodian services, Independent Directors’ fees, and fees for legal, accounting, valuation, and transfer agency services. The Board also noted contractual fee waivers undertaken by the Manager.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a peer group of comparable funds prepared by Lipper. The Board noted that the Fund’s management fee was in the first quartile and anticipated total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee) based upon net assets assuming outstanding leverage.

The Board concluded that the proposed fees and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that the Subadviser was affiliated with the Manager and, as a result, the Board will not separately consider the Subadviser’s profitability since its profitability will be reflected in the Manager’s profitability report. The Board noted that it would review profitability information in connection with the future annual renewal of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewals of the management and subadvisory agreements.

PGIM ESG High Yield Fund

Approval of Advisory Agreements (continued)

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

***

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

Visit our website at pgim.com/investments

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding 🌑 Kevin J. Bannon 🌑 Scott E. Benjamin 🌑 Linda W. Bynoe 🌑 Barry H. Evans 🌑 Keith F. Hartstein 🌑 Laurie Simon Hodrick 🌑 Stuart S. Parker 🌑 Brian K. Reid 🌑 Grace C. Torres

OFFICERS

Stuart S. Parker, President 🌑 Scott E. Benjamin, Vice President 🌑 Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer 🌑 Claudia DiGiacomo, Chief Legal Officer 🌑 Isabelle Sajous, Chief Compliance Officer 🌑 Jonathan Corbett, Anti-Money Laundering Compliance Officer 🌑 Andrew R. French, Secretary 🌑 Melissa Gonzalez, Assistant Secretary 🌑 Diana N. Huffman, Assistant Secretary 🌑 Kelly A. Coyne, Assistant Secretary 🌑 Patrick E. McGuinness, Assistant Secretary 🌑 Debra Rubano, Assistant Secretary 🌑 Lana Lomuti, Assistant Treasurer 🌑 Russ Shupak, Assistant Treasurer 🌑 Elyse M. McLaughlin, Assistant Treasurer 🌑 Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM ESG High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ESG HIGH YIELD FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PBHAX	PRHCX	PHYZX	PHYQX

CUSIP	74442J802	74442J885	74442J877	74442J869

MF249E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2022